FILE NO.  2-29502
                                                               FILE NO. 811-1677
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 77          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 56                 (X)
                                   ---------
                           JOHN HANCOCK CAPITAL SERIES
               (Exact Name of Registrant as Specified in Charter)
                              601 Congress Street
                        Boston, Massachusetts 02210-2805
               (Address of Principal Executive Offices) (Zip Code)
                  Registrant's Telephone Number, (617) 663-4324
                                   ---------
                            ALFRED P. OUELLETTE, ESQ.
                           John Hancock Advisers, LLC
                               601 Congress Street
                        Boston, Massachusetts 02210-2805
                     (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
(X) 75 days after filing pursuant to paragraph (a)(2)
( ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      [LOGO]
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JOHN HANCOCK FUNDS


                                              John Hancock Classic Value Fund II
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                                             CLASS A, CLASS B AND CLASS C SHARES




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Prospectus
X.X.XXXX


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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the securities and exchange commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
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        JOHN HANCOCK CLASSIC VALUE FUND II                                     4
        ------------------------------------------------------------------------

        YOUR ACCOUNT
        ------------------------------------------------------------------------
        Choosing a share class                                                 6
        How sales charges are calculated                                       7
        Sales charge reductions and waivers                                    7
        Opening an account                                                     9
        Buying shares                                                         10
        Selling shares                                                        11
        Transaction policies                                                  13
        Dividends and account policies                                        15
        Additional investor services                                          15

        FUND DETAILS
        ------------------------------------------------------------------------
        Business structure                                                    16
        Management biographies                                                18

        FOR MORE INFORMATION                                          BACK COVER
        ------------------------------------------------------------------------

Classic Value Fund II

[Clip Art Omitted]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $___ billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power.

The subadviser's management team intensively evaluates investment opportunities to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o    cheap on the basis of current price to estimated normal level of earnings

o    current earnings below normal levels

o    a sound plan to restore earnings to normal

o    a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[Clip Art Omitted]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

[Clip Art Omitted]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

--------------------------------------------------------------------------------
[Clip Art Omitted]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

------------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                                      Class A           Class B           Class C
------------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                                   5.00%              none              none
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                                        none(2)           5.00%             1.00%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                                Class A           Class B           Class C
------------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                             0.80%             0.80%             0.80%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                                      0.30%             1.00%             1.00%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                             0.53%             0.53%             0.53%
------------------------------------------------------------------------------------------------------------------------------------
Total fund operating expenses                                                              1.63%             2.33%             2.33%
------------------------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until X-XX-XX)                                 0.31%             0.31%             0.31%
------------------------------------------------------------------------------------------------------------------------------------
Net annual operating expenses                                                              1.32%             2.02%             2.02%
------------------------------------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through Xxxx XX, XXXX) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                    Year 1           Year 3          Year 5          Year 10
------------------------------------------------------------------------------------------------------------------------------------
Class A                                                                     $628             $960            $1,314          $2,311
------------------------------------------------------------------------------------------------------------------------------------
Class B with redemption                                                     $705             $998            $1,417          $2,467
------------------------------------------------------------------------------------------------------------------------------------
Class B without redemption                                                  $205             $698            $1,217          $2,467
------------------------------------------------------------------------------------------------------------------------------------
Class C with redemption                                                     $305             $698            $1,217          $2,642
------------------------------------------------------------------------------------------------------------------------------------
Class C without redemption                                                  $205             $6980           $1,217          $2,642

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

INVESTMENT ADVISER
John Hancock Advisers, LLC

SUBADVISER
Pzena Investment Management, LLC

Team responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS

A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Managed fund since inception
Managers share investment strategy and decisions.

See page 18 for management biographies.

FUND CODES
Class A                   Ticker                    --
                          CUSIP                     XXXXX
                          Newspaper                 --
                          SEC number                811-1677
                          JH fund number            35

Class B                   Ticker                    --
                          CUSIP                     XXXXX
                          Newspaper                 --
                          SEC number                811-1677
                          JH fund number            135

Class C                   Ticker                    --
                          CUSIP                     XXXXX
                          Newspaper                 --
                          SEC number                811-1677
                          JH fund number            535

Your account
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o    A front-end sales charge, as described at right.

o    Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o    No front-end sales charge; all your money goes to work for you right away.

o    Distribution and service (12b-1) fees of 1.00%.

o    A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o    No front-end sales charge; all your money goes to work for you right away.

o    Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers below).

For actual past expenses of each share class, see the fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

o    directly, by the payment of sales commissions, if any;

o    indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.


6 YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

        `                                        As a % of        As a % of your
Your investment                             offering price*           investment
--------------------------------------------------------------------------------
Up to $49,999                                      5.00%                   5.26%
--------------------------------------------------------------------------------
$50,000 - $99,999                                  4.50%                   4.71%
--------------------------------------------------------------------------------
$100,000 - $249,999                                3.50%                   3.63%
--------------------------------------------------------------------------------
$250,000 - $499,999                                2.50%                   2.56%
--------------------------------------------------------------------------------
$500,000 - $999,999                                2.00%                   2.04%
--------------------------------------------------------------------------------
$1,000,000 and over                            See below
--------------------------------------------------------------------------------

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds (John Hancock Funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund's Web site at www.jhfunds.com. You may also consult your broker or financial representative or refer to the section entitled "Initial Sales Charge on Class A Shares" in the fund's SAI. You may request a SAI from your broker or financial representative, access the fund's Web site at www.jhfunds.com or call John Hancock Signature Services, Inc. (Signature Services), the fund's transfer agent, at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million+ investments
--------------------------------------------------------------------------------

                                                       CDSC on shares
Your investment                                            being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                          1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                        0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                      0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                                        CDSC on shares
Years after purchase                                        being sold
--------------------------------------------------------------------------------
1st year                                                         5.00%
--------------------------------------------------------------------------------
2nd year                                                         4.00%
--------------------------------------------------------------------------------
3rd or 4th year                                                  3.00%
--------------------------------------------------------------------------------
5th year                                                         2.00%
--------------------------------------------------------------------------------
6th year                                                         1.00%
--------------------------------------------------------------------------------
After 6th year                                                    none
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                                             CDSC
--------------------------------------------------------------------------------
1st year                                                        1.00%
--------------------------------------------------------------------------------
After 1st year                                                   none
--------------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.


                                                                  YOUR ACCOUNT 7

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened) and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

o redemptions pursuant to the fund's right to liquidate an account less than $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o    to make certain distributions from a retirement plan

o    because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)


8 YOUR ACCOUNT

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o    non-retirement account: $1,000

     o    retirement account: $500

     o    group investments: $250

     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

     o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

6 Important information about opening a new account To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.


                                                                  YOUR ACCOUNT 9

------------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------------
                      Opening an account                                      Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    o  Make out a check for the investment amount,          o  Make out a check for the investment amount,
                         payable to "John Hancock Signature Services,            payable to "John Hancock Signature Services,
                         Inc."                                                   Inc."

                      o  Deliver the check and your completed                 o  Fill out the detachable investment slip from an
                         application to your financial representative,           account statement. If no slip is available,
                         or mail them to Signature Services (address             include a note specifying the fund name, your
                         below).                                                 share class, your account number and the
                                                                                 name(s) in which the account is registered.

                                                                              o  Deliver the check and your investment slip or
                                                                                 note to your financial representative, or mail
                                                                                 them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    o  Call your financial representative or Signature      o  Log on to www.jhfunds.com to process exchanges
                         Services to request an exchange.                        between funds.

                                                                              o  Call EASI-Line for automated service 24 hours a
                                                                                 day using your touch-tone phone at
                                                                                 1-800-338-8080.

                                                                              o  Call your financial representative or Signature
                                                                                 Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    o  Deliver your completed application to your           o  Obtain wiring instructions by calling Signature
                         financial representative, or mail it to                 Services at 1-800-225-5291.
                         Signature Services.
                                                                              o  Instruct your bank to wire the amount of your
                      o  Obtain your account number by calling your              investment.
                         financial representative or Signature Services.
                                                                              Specify the fund name, the share class, your
                      o  Obtain wiring instructions by calling Signature      account number and the name(s) in which the
                         Services at 1-800-225-5291.                          account is registered. Your bank may charge a fee
                                                                              to wire funds.
                      Specify the fund name, the share class, the new
                      account number and the name(s) in which the
                      account is registered. Your bank may charge a fee
                      to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    See "By exchange" and "By wire."                        o  Verify that your bank or credit union is a
                                                                                 member of the Automated Clearing House (ACH)
                                                                                 system.

                                                                              o  Complete the "Bank Information" section on your
                                                                                 account application.

                                                                              o  Log on to www.jhfunds.com to initiate purchases
                                                                                 using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    See "By exchange" and "By wire."                        o  Verify that your bank or credit union is a
                                                                                 member of the Automated Clearing House (ACH)
                                                                                 system.

                                                                              o  Complete the "Bank Information" section on your
                                                                                 account application.

                                                                              o  Call EASI-Line for automated service 24 hours a
--------------------------------------------------                               day using your touch-tone phone at
Address:                                                                         1-800-338-8080.
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001                                                o  Call your financial representative or call
Boston, MA 02217-1000                                                            Signature Services between 8 A.M. and 7 P.M.
                                                                                 Eastern Time on most business days.
Phone Number: 1-800-225-5291
Or contact your financial representative for
instructions and assistance.                                                  To open or add to an account using the Monthly
--------------------------------------------------                            Automatic Accumulation Program, see "Additional
                                                                              investor services."


10 YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                              To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    o  Accounts of any type.                                o  Write a letter of instruction or complete a
                                                                                 stock power indicating the fund name, your
                      o  Sales of any amount.                                    share class, your account number, the name(s)
                                                                                 in which the account is registered and the
                                                                                 dollar value or number of shares you wish to
                                                                                 sell.

                                                                              o  Include all signatures and any additional
                                                                                 documents that may be required (see next page).

                                                                              o  Mail the materials to Signature Services.

                                                                              o  A check will be mailed to the name(s) and
                                                                                 address in which the account is registered, or
                                                                                 otherwise according to your letter of
                                                                                 instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    o  Most accounts.                                       o  Log on to www.jhfunds.com to initiate
                                                                                 redemptions from your funds.
                      o  Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    o  Most accounts.                                       o  Call EASI-Line for automated service 24 hours a
                                                                                 day using your touch-tone phone at
                      o  Sales of up to $100,000.                                1-800-338-8080.

                                                                              o  Call your financial representative or call
                                                                                 Signature Services between 8 A.M. and 7 P.M.
                                                                                 Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    o  Requests by letter to sell any amount.               o  To verify that the Internet or telephone
                                                                                 redemption privilege is in place on an account,
                      o  Requests by Internet or phone to sell up to             or to request the form to add it to an existing
                         $100,000.                                               account, call Signature Services.

                                                                              o  Amounts of $1,000 or more will be wired on the
                                                                                 next business day. A $4 fee will be deducted
                                                                                 from your account.

                                                                              o  Amounts of less than $1,000 may be sent by EFT
                                                                                 or by check. Funds from EFT transactions are
                                                                                 generally available by the second business day.
                                                                                 Your bank may charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art Omitted]    o  Accounts of any type.                                o  Obtain a current prospectus for the fund into
                                                                                 which you are exchanging by Internet or by
                      o  Sales of any amount.                                    calling your financial representative or
                                                                                 Signature Services.

                                                                              o  Log on to www.jhfunds.com to process exchanges
                                                                                 between your funds.

                                                                              o  Call EASI-Line for automated service 24 hours a
                                                                                 day using your touch-tone phone at
                                                                                 1-800-338-8080.

                                                                              o  Call your financial representative or Signature
                                                                                 Services to request an exchange.

                      To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 11

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders.
You will need a signature guarantee if:

o your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares - this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public
CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                            Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial      o  Letter of instruction.
accounts for minors).
                                                                  o  On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the
                                                                     account is registered.

                                                                  o  Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or      o  Letter of instruction.
association accounts.
                                                                  o  Corporate business/organization resolution, certified
                                                                     within the past 12 months, or a John Hancock Funds
                                                                     business/organization certification form.

                                                                  o  On the letter and the resolution, the signature of the
                                                                     person(s) authorized to sign for the account.

                                                                  o  Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                             o  Letter of instruction.

                                                                  o  On the letter, the signature(s) of the trustee(s).

                                                                  o  Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                                  o  Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with       o  Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                                  o  Copy of death certificate.

                                                                  o  Medallion signature guarantee if applicable (see above).

                                                                  o  Inheritance tax waiver (if applicable)


------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                 o  Letter of instruction signed by executor.

                                                                  o  Copy of order appointing executor, certified within the past 12 months.

                                                                  o  Medallion signature guarantee if applicable (see above).

                                                                  o  Inheritance tax waiver (if applicable)

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or      o Call 1-800-225-5291 for instructions.
account types not listed above.

---------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
---------------------------------------------------------------


12 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellation within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


                                                                 YOUR ACCOUNT 13

Exchange limitation policies The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi- fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or feebased program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o The fund may invest a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o The fund may invest a material portion of its assets in securities of non-U.S. issuers and may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


14 YOUR ACCOUNT

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No frontend sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The fund's portfolio securities disclosure policy can be found in the SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until the fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.


                                                                 YOUR ACCOUNT 15

Fund details
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees have the power to change the fund's investment goal without shareholder approval.

The fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.


                                                        --------------------
                                                        |   Shareholders    |--------------------
                                                        --------------------                      |
                                                                   |                              |
                                                                   |                              |
    |--                                    ------------------------------------------------       |
    |                                     |           Financial services firms and         |      |
    |                                     |              their representatives             |      |
    |                          ---------- |   Advise current and prospective shareholders  |----- |
    |    Distribution and     |           |         on their fund investments, often       |      |
    |  shareholder services   |           |   in the context of an overall financial plan. |      |
    |                         |            ------------------------------------------------       |
    |                         |                                                                   |
    |                         |                                                                   |
    |                         |                                                                   |
    |   -----------------------------------------------               ---------------------------------------------------------
    |  |              Principal distributor           |              |                      Transfer agent                     |
    |  |                                              |              |                                                         |
    |  |             John Hancock Funds, LLC          |              |          John Hancock Signature Services, Inc.          |
    |  |                                              |              |                                                         |
    |  |     Markets the funds and distributes shares |              |  Handles shareholder services, including recordkeeping  |
    |  | through selling brokers, financial planners  |              |      and statements, distribution of dividends          |
    |  |     and other financial representatives.     |              |       and processing of buy and sell requests.          |
    |   -----------------------------------------------               ---------------------------------------------------------
     --                       |                                                                   |
                              |------------------------------------------------------------------ |
                                                                          |                                                      --
 ----------------------------------    ---------------------------------  |  -----------------------------------------             |
|            Subadviser            |  |        Investment adviser       | | |                Custodian                |            |
|                                  |  |                                 | | |                                         |            |
| Pzena Investment Management, LLC |  |    John Hancock Advisers, LLC   | | |           The Bank of New York          |            |
|       120 West 45th Street       |  |       601 Congress Street       | | |             One Wall Street             |            |
|        New York, NY 10030        |  |      Boston, MA 02210-2805      | | |            New York, NY 10286           |   Asset    |
|                                  |--|                                 | | |                                         | management |
|  Provides portfolio management   |  | Manages the funds' business and | | |   Holds the funds' assets, settles all  |            |
|           to the fund            |  |      investment activities.     | | |  portfolio trades and collects most of  |            |
|                                  |  |                                 | | |     the valuation data required for     |            |
|                                  |  |                                 | | |       calculating each fund's NAV.      |            |
 ---------------------------------    ----------------------------------  |  -----------------------------------------             |
                                                     |                    |                     |                                --
                                                     |                    |                     |
                                                      ------------------------------------------
                                                                          |
                                                         ----------------------------------
                                                        |             Trustees             |
                                                        |                                  |
                                                        |  Oversee the funds' activities.  |
                                                         ----------------------------------


16 FUND DETAILS

The management firm The fund is managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $XX billion in assets as of March 31, 2006.

Management fee The fund pays the investment adviser a management fee at an annual rate of 0.80% of the fund's average daily net assets.

The subadviser Pzena Investment Management, LLC ("PIM") subadvises the fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of March 31, 2006 had total assets under management of approximately $XX.X billion.


                                                                 FUND DETAILS 17

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock Classic Value Fund II, including a brief summary of their business careers over the past five years. The fund's Statement of Additional Information includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

John P. Goetz                                A. Rama Krishna, CFA                          Michael D. Peterson
-----------------------------------------    -----------------------------------------     -----------------------------------------
Managing principal (since 1997) and          Managing principal and portfolio              Principal (since 2000), director of
  co-chief investment officer                  manager of Pzena Investment                   research (since 2004) and portfolio
  (since 2005) of Pzena                        Management, LLC  (since 2003)                 manager (since 2001) of Pzena
  Investment Management, LLC                 Joined subadviser in 2003                       Investment Management, LLC
Director of Research, Pzena Investment       Chief investment officer and                    (since 2004)
  Management, LLC (1996-2005)                  other positions, Citigroup Asset            Joined subadviser in 1998
Joined subadviser in 1996                      Management (1998-2003)                      Began business career in 1992
Began business career in 1979                Began business career in 1987



18 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This section normally details the performance of the fund's share class. Because the fund has not yet commenced operations, there are no financial highlights to report.


                                                                 FUND DETAILS 19

For more information
--------------------------------------------------------------------------------

Two documents are available that
offer further information on the
John Hancock Classic Value Fund II:
                                       To request a free copy of the
Annual/Semiannual Report to            current annual/semiannual report or
Shareholders Includes financial        the SAI, please contact John
statements, a discussion of the        Hancock:
market conditions and investment
strategies that significantly          By mail: John Hancock Signature
affected performance, as well as         Services, Inc.
the auditors' report (in annual        1 John Hancock Way, Suite 1001
report only).                          Boston, MA 02217-1000

Statement of Additional Information    By phone: 1-800-225-5291
(SAI) The SAI contains more            By EASI-Line: 1-800-338-8080
detailed information on all aspects    By TDD: 1-800-554-6713
of the fund. The fund's SAI
includes a summary of the fund's       In addition, you may visit the
policy regarding disclosure of its     fund's Web site at www.jhfunds.com
portfolio holdings. The current        to obtain a free copy of a
annual report is included in the       prospectus, SAI, annual or
SAI. A current SAI has been filed      semiannual report or to request
with the Securities and Exchange       other information.
Commission and is incorporated by
reference into (is legally a part      Or you may view or obtain these
of) this prospectus.                   documents from the SEC:

                                       By mail: Public Reference Section
                                       Securities and Exchange Commission
                                       Washington, DC 20549-0102
                                       (duplicating fee required)

                                       In person: at the SEC's Public
                                       Reference Room in Washington, DC.
                                       For access to the Reference Room
                                       call 1-202-942-8090

                                       By electronic request:
                                       publicinfo@sec.gov
                                       (duplicating fee required)

                                       On the Internet: www.sec.gov


(C)2006 JOHN HANCOCK FUNDS, LLC 35OPN 7/06

--------------------------------------------------------------------------------

JOHN HANCOCK LOGO


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com


----------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------------

       [Logo]
    John Hancock
--------------------
 JOHN HANCOCK FUNDS






                                            John Hancock Classic Value Fund II
--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS I
















--------------------------------------------------------------------------------

Prospectus

X.X.XXXX




--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
--------------------------------------------------------------------------------

          JOHN HANCOCK CLASSIC VALUE FUND II                            4
          ---------------------------------------------------------------

          YOUR ACCOUNT
          ---------------------------------------------------------------
          Who can buy shares                                            6
          Opening an account                                            6
          Buying shares                                                 7
          Selling shares                                                8
          Transaction policies                                         10
          Dividends and account policies                               12
          Additional investor services                                 12


          FUND DETAILS
          ---------------------------------------------------------------
          Business structure                                           13
          Management biographies                                       14


          FOR MORE INFORMATION                                 BACK COVER
          ---------------------------------------------------------------

Classic Value Fund II

[Graphic]
GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $___ billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power.

The subadviser's management team intensively evaluates investment opportunities to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o    cheap on the basis of current price to estimated normal level of earnings
o    current earnings below normal levels
o    a sound plan to restore earnings to normal
o    a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


--------------------------------------------------------------------------------

[Graphic]
PAST PERFORMANCE
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

[Graphic]
MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a sig-nificant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.


--------------------------------------------------------------------------------

[Graphic]
YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                          0.80%
Other expenses                                                          0.21%
Total fund operating expenses                                           1.01%
Contractual expense reimbursement (at least until X-XX-XX)              0.12%
Net annual operating expenses                                           0.89%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through Xxxx XX, XXXX) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                      Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class I                       $91          $310         $546         $1,225


--------------------------------------------------------------------------------

SUBADVISER

Pzena Investment Management, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

PORTFOLIO MANAGERS

A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Managed fund since inception

Managers share investment strategy and decisions.

See page 14 for management biographies.

FUND CODES

Class I       Ticker            --
              CUSIP             XXXX
              Newspaper         --
              SEC number        811-1677
              JH fund number    435

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o    Retirement and other benefit plans and their participants

o    Rollover assets for participants whose plans are invested in the fund

o    Endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Account registered to insurance companies, trust companies and bank trust departments

o    Investment companies not affiliated with the adviser

o Investors who participate in fee-based, wrap and other investment platform program

o    Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-972-8596.

5    Make your initial investment using the table on the next page.

6 Important information about opening a new account To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

     For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

     For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, finan-cial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

o    directly, by the payment of sales commissions, if any; and

o    indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be signifi-cant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affili-ates that are not related to the fund.

6  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Opening an account

--------------------------------------------------------------------------------
By check
--------------------------------------------------------------------------------
[Graphic]

o Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

o Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------
[Graphic]

o Call your financial representative or Signature Services to request an exchange.

o You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

--------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------
[Graphic]

o Deliver your completed application to your financial representative, or mail it to Signature Services.

o Obtain your account number by calling your financial representative or Signature Services.

o    Obtain wiring instructions by calling Signature Services at 1-888-972-8696.

Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------
[Graphic]

See "By exchange" and "By wire."


--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Adding to an account

--------------------------------------------------------------------------------
By check
--------------------------------------------------------------------------------

o Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

o If your account has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

o Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------

o Call your financial representative or Signature Services to request an exchange.

o You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

--------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------

o    Obtain wiring instructions by calling Signature Services at 1-888-972-8696.

o    Instruct your bank to wire the amount of your investment.

Specify the fund name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------

o Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

o Complete the "To Purchase, Exchange or Redeem Shares via Telephone" and "Bank Information" section on your account application.

o Call Signature Services between 8:30 A.M. and 5:00 P.M. Eastern Time on most business days to verify that these features are in place on your account.

o Call your financial representative or Signature Services with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.



-----------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
-----------------------------------------------------------

                                                                 YOUR ACCOUNT  7

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By letter
--------------------------------------------------------------------------------
[Graphic]

o    Sales of any amount.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------
[Graphic]

Amounts up to $100,000:

o    Most accounts.

Amounts up to $5 million:

o Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts.

--------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
--------------------------------------------------------------------------------
[Graphic]

Requests by letter to sell any amount.

o Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------
[Graphic]

o    Sales of any amount.


--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

To sell some or all of your shares

--------------------------------------------------------------------------------
By letter
--------------------------------------------------------------------------------

o Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

o Include all signatures and any additional documents that may be required (see next page).

o    Mail the materials to Signature Services.

o    A check or wire will be sent according to your letter of instruction.

o Certain requests will require a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------

o Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and address on the account.

o To place your request with a representative at John Hancock Funds, call Signature Services between between 8:30 A.M. and 5:00 P.M. Eastern Time on most business days or your financial representative.

o Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

o Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.

--------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
--------------------------------------------------------------------------------

o To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call Signature Services.

o    Amounts of $5 million or more will be wired on the next business day.

o Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------

o Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

o You may only exchange for shares of other Institutional funds, Class I shares or Money Market Class A shares.

o Call your financial representative or Signature Services to request an exchange.

8  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares and are requesting payment by check.

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.


--------------------------------------------------------------------------------
Seller
--------------------------------------------------------------------------------

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).


Owners of corporate, sole proprietorship, general partner or association accounts.


Owners or trustees of retirement plan, pension trust and trust accounts.


Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).


Executors of shareholder estates.


Administrators, conservators, guardians and other sellers or account types not listed above.


--------------------------------------------------------------------------------
Requirements for written requests                                    [Graphic]
--------------------------------------------------------------------------------

o    Letter of instruction.

o On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

o    Medallion signature guarantee if applicable (see above).


o    Letter of instruction.

o Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.

o On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

o    Medallion signature guarantee if applicable (see above).


o    Letter of instruction.

o    On the letter, the signature(s) of the trustee(s).

o Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

o    Medallion signature guarantee if applicable (see above).


o    Letter of instruction signed by surviving tenant.

o    Copy of death certificate.

o    Medallion signature guarantee if applicable (see above).

o    Inheritance tax waiver (if applicable)


o    Letter of instruction signed by executor.

o    Copy of order appointing executor, certified within the past 12 months.

o    Medallion signature guarantee if applicable (see above).

o    Inheritance tax waiver (if applicable)


o    Call 1-888-972-8696 for instructions.


-----------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
-----------------------------------------------------------

                                                                 YOUR ACCOUNT  9

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to spe-cific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellation within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

10  YOUR ACCOUNT

Exchange limitation policies The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the finan-cial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o The fund may invest a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o The fund may invest a material portion of its assets in securities of non-U.S. issuers and may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

                                                                YOUR ACCOUNT  11

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The fund's portfolio securities disclosure policy can be found in the SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.

12  YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the fund's investment goal without shareholder approval.

The management firm The fund is managed by John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $XX billion in assets as of March 31, 2006.

Management fee The fund pays the investment adviser a management fee at an annual rate of 0.80% of the fund's average daily net assets.

The fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The subadviser Pzena Investment Management, LLC ("PIM"), 120 West 45th Street, New York, NY, 10036 subadvises the fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of March 31, 2006 had total assets under management of approximately $XX.X billion.

                                                                FUND DETAILS  13

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock Classic Value Fund II, including a brief summary of their business careers over the past five years. The fund's Statement of Additional Information includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005) of
  Pzena Investment Management, LLC
Director of Research, Pzena Investment Management, LLC (1996-2005)
Joined subadviser in 1996 Began business career in 1979

A. Rama Krishna, CFA
--------------------------------------------------------------------------------
Managing principal and portfolio manager of Pzena Investment Management, LLC
  (since 2003)
Joined subadviser in 2003
Chief investment officer and other positions, Citigroup Asset Management
  (1998-2003)
Began business career in 1987

Michael D. Peterson
--------------------------------------------------------------------------------
Principal (since 2000), director of research (since 2004) and portfolio manager
  (since 2001) of Pzena Investment Management, LLC (since 2004)
Joined subadviser in 1998
Began business career in 1992

14  FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This section normally details the performance of the fund's share class. Because the fund has not yet commenced operations, there are no financial highlights to report.

                                                                FUND DETAILS  15

For more information

Two documents are available that offer further information on the John Hancock Classic Value Fund II:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC        35IPN   7/06

   [Logo]
John Hancock

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------

[LOGO](R)
------------------
JOHN HANCOCK FUNDS

                                              John Hancock Classic Value Fund II
--------------------------------------------------------------------------------
                                                                  CLASS R SHARES


--------------------------------------------------------------------------------
Prospectus
X.X.XXXX
--------------------------------------------------------------------------------

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
------------------------------------------------------------------------------
                  JOHN HANCOCK CLASSIC VALUE FUND II                        4
                  ------------------------------------------------------------
                  YOUR ACCOUNT
                  ------------------------------------------------------------
                  Who can buy Class R shares                                6
                  Class R shares cost structure                             6
                  Opening an account                                        7
                  Information for plan participants                         7
                  Buying shares                                             8
                  Selling shares                                            9
                  Transaction policies                                      11
                  Dividends and account policies                            13
                  Additional investor services                              13

                  FUND DETAILS
                  ------------------------------------------------------------
                  Business structure                                        14
                  Management biographies                                    16

                  FOR MORE INFORMATION                              BACK COVER
                  ------------------------------------------------------------

Classic Value Fund II

[CLIP ART OMITTED] GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $___ billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power.

The subadviser's management team intensively evaluates investment opportunities to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o    cheap on the basis of current price to estimated normal level of earnings

o current earnings below normal levels

o a sound plan to restore earnings to normal

o a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[CLIP ART OMITTED] PAST PERFORMANCE
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

[CLIP ART OMITTED] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a sig-nificant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

--------------------------------------------------------------------------------
[CLIP ART OMITTED] YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                            0.80%
Distribution and service (12b-1) fees                                     0.50%
Service plan fee                                                          0.25%
Other expenses                                                            0.31%
Total fund operating expenses(1)                                          1.86%
Contractual expense reimbursement (at least until X-XX-XX)                0.12%
Net annual operating expenses                                             1.74%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through Xxxx XX, XXXX) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class R                                      $          $          $           $

--------------------------------------------------------------------------------
SUBADVISER
Pzena Investment Management, LLC

Responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

PORTFOLIO MANAGERS
A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Joined fund since inception

Managers share investment strategy and decisions

See page 16 for the management biographies.

FUND CODES
Class R     Ticker                      XXXXX
            CUSIP                       XXXXXXX
            Newspaper                   --
            SEC number                  811-1677
            JH fund number              635

Your account
--------------------------------------------------------------------------------
WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

o The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R shares in certain investment products or programs.

o Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).

o Rollover individual retirement accounts are available for participants whose plans are already invested in John Hancock R shares.

Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

--------------------------------------------------------------------------------
CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, the fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

o  directly, by the payment of sales commissions, if any; and

o  indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be signifi-cant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information ("SAI") discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

6 YOUR ACCOUNT

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2  Determine if you are eligible, referring to "Who can buy Class R shares."

3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the fund. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. (Signature Services), the fund's transfer agent at 1-888-972-8696.

--------------------------------------------------------------------------------
INFORMATION FOR PLAN PARTICIPANTS
Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the fund.

                                                                  YOUR ACCOUNT 7

FOR IRA ROLLOVER ACCOUNTS ONLY

-----------------------------------------------------------------------------------------------------------------------------------
Buying shares
-----------------------------------------------------------------------------------------------------------------------------------
           Opening an account                                               Adding to an account
-----------------------------------------------------------------------------------------------------------------------------------
By check
-----------------------------------------------------------------------------------------------------------------------------------
[Clip Art  o  Make out a check for the investment amount,                   o  Make out a check for the investment amount,
 Omitted]     payable to "John Hancock Signature Services, Inc."               payable to "John Hancock Signature Services, Inc."

           o  Deliver the check and your completed                          o  Fill out the detachable investment slip from an
              application to your finan-cial representative,                   account statement. If no slip is available,
              or mail them to Signature Services (address                      include a note specifying the fund name(s),
              below).                                                          your share class, your account number and the
                                                                               name(s) in which the account is registered.

                                                                            o  Deliver the check and investment slip or note
                                                                               to your financial representative, or mail them
                                                                               to Signature Services (address below).
-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[Clip Art  o  Call your financial representative or Signature               o  Call your financial representative or Signature
 Omitted]     Services to request an exchange.                                 Services to request an exchange.

           o  You may only exchange Class R shares for other                o  You may only exchange Class R shares for other
              Class R shares or Money Market Fund Class A shares.              Class R shares or Money Market Fund Class A shares.
-----------------------------------------------------------------------------------------------------------------------------------
By wire
-----------------------------------------------------------------------------------------------------------------------------------
[Clip Art  o  Deliver your completed application to your                    o  Obtain wiring instructions by calling Signature
 Omitted]     financial representative or mail it to                           Services at 1-888-972-8696.
              Signature Services.
                                                                            o  Instruct your bank to wire the amount of your
           o  Obtain your account number by calling your                       investment.
              financial representative or Signature Services.
                                                                            Specify the fund name(s), your share class, your
           o  Obtain wiring instructions by calling Signature               account number and the name(s) in which the
              Services at 1-888-972-8696.                                   account is registered. Your bank may charge a fee
                                                                            to wire funds.
           o  Instruct your bank to wire the amount of your investment.

           Specify the fund name(s), the share class, the new
           account number and the name(s) in which the
           account is registered. Your bank may charge a fee
           to wire funds.
-----------------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------------
[Clip Art  See "By exchange" and "By wire."                                 o  Verify that your bank or credit union is a
 Omitted]                                                                      member of the Automated Clearing House (ACH) system.

                                                                            o  Complete the "To Purchase, Exchange or Redeem
                                                                               Shares via Telephone" and "Bank Information"
                                                                               sections on your account application.

                                                                            o  Call Signature Services to verify that these
                                                                               features are in place on your account.

                                                                            o  Call your financial representative or Signature
                                                                               Services with the fund name(s), your share
                                                                               class, your account number, the name(s) in
                                                                               which the account is registered and the amount
                                                                               of your investment.
-----------------------------------------------------------------------------------------------------------------------------------

                                          -------------------------------------
                                          Address:

                                          John Hancock Signature Services, Inc.
                                          1 John Hancock Way, Suite 1001
                                          Boston, MA 02217-1000

                                          Phone Number: 1-888-972-8696
                                          -------------------------------------

8 YOUR ACCOUNT

-----------------------------------------------------------------------------------------------------------------------------------
Selling shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            To sell some or all of your shares
-----------------------------------------------------------------------------------------------------------------------------------
By letter
-----------------------------------------------------------------------------------------------------------------------------------
[Clip Art  o  Sales of any amount.                                          o  Write a letter of instruction indicating the fund
 Omitted]                                                                      name, your account number, your share class, the
           o  Certain requests will require a Medallion signature              name(s) in which the account is registered and the
              guarantee. Please refer to "Selling shares in                    dollar value or number of shares you wish to sell.
              writing" (see next page).
                                                                            o  Include all signatures and any additional documents
                                                                               that may be required (see next page).

                                                                            o  Mail the materials to Signature Services.

                                                                            o  A check or wire will be sent according to your
                                                                               letter of instruction.
-----------------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------------
[Clip Art  o  Sales of up to $100,000.                                      o  To place your request with a representative at John
 Omitted]                                                                      Hancock Funds, call Signature Services between 8:30
                                                                               A.M. and 5:00 P.M. Eastern Time on most business
                                                                               days or your financial representative.

                                                                            o  Redemption proceeds of up to $100,000 may be sent by
                                                                               wire or by check. A check will be mailed to the
                                                                               exact name(s) and address on the account. Redemption
                                                                               proceeds exceeding $100,000 must be wired to your
                                                                               designated bank account.
-----------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
-----------------------------------------------------------------------------------------------------------------------------------
[Clip Art  o  Requests by letter to sell any amount.                        o  To verify that the telephone redemption privilege is
 Omitted]                                                                      in place on an account, or to request the forms to
           o  Requests by phone to sell up to $100,000 (accounts               add it to an existing account, call Signature
              with telephone redemption privileges).                           Services.

                                                                            o  Amounts of $5 million or more will be wired on the
                                                                               next business day.

                                                                            o  Amounts up to $100,000 may be sent by EFT or by
                                                                               check. Funds from EFT transactions are generally
                                                                               available by the second business day. Your bank may
                                                                               charge a fee for this service.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[Clip Art  o  Sales of any amount.                                          o  Obtain a current prospectus for the fund into which
 Omitted]                                                                      you are exchanging by calling your financial
                                                                               representative or Signature Services.

                                                                            o  You may only exchange Class R shares for other Class
                                                                               R shares or Money Market Fund Class A shares.

                                                                            o  Call your financial representative or Signature
                                                                               Services to request an exchange.

                                                                YOUR ACCOUNT  9

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days

o  you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

-----------------------------------------------------------------------------------------------------------------------------------
Seller                                                                      Requirements for written requests    [Clip Art Omitted]
-----------------------------------------------------------------------------------------------------------------------------------
Owners of individual retirement accounts and certain other retirement       o  Letter of instruction.
accounts.
                                                                            o  On the letter, the signatures of all persons
                                                                               authorized to sign for the account, exactly as
                                                                               the account is registered.

                                                                            o  Medallion signature guarantee if applicable
                                                                               (see above).

                                                                            o  Corporate business/organization resolution if
                                                                               applicable.

                                                                            o  Inheritance tax waiver (if applicable).
-----------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                           o  Letter of instruction signed by executor.

                                                                            o  Copy of order appointing executor, certified within
                                                                               the past 12 months.

                                                                            o  Medallion signature guarantee if applicable (see
                                                                               above).

                                                                            o  Inheritance tax waiver (if applicable).

                                          -------------------------------------
                                          Address:

                                          John Hancock Signature Services, Inc.
                                          1 John Hancock Way, Suite 1001
                                          Boston, MA 02217-1000

                                          Phone Number: 1-888-972-8696
                                          -------------------------------------

10 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class R shares for Class R shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares.

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 11

Exchange limitation policies The fund's board of trustees have adopted the following policies and procedures by which the fund, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into the fund account in an amount of $5,000 or more, exchanges $1,000 or more out of the fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent their excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

12 YOUR ACCOUNT

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

Dividends The fund generally distributes most or all of its net earnings in the form of dividends. The Fund declares and pays any income dividends annually. Capital gains, if any, are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The fund's portfolio securities disclosure policy can be found in the SAI and on the fund's Web site at www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.

                                                                 YOUR ACCOUNT 13

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the fund's investment goals without shareholder approval.

The fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of servicing as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

                                                         ------------
                                                         Shareholders -----------------------+
                                                         -----+------                        |
                                                              |                              |
        +--                                 ------------------+--------------------          |
        |                                        Financial services firms and                |
        |                                           their representatives                    |
        |                                                                                    |
        |                            +--        Advise current and prospective        -------+
        |                            |      shareholders on their fund investments,          |
        |     Distribution and       |            often in the context of an                 |
        |   shareholder services     |              overall financial plan.                  |
        |                            |      ---------------------------------------          |
        |                            |                                                       |
        |        --------------------+-------------------                  ------------------+------------------
        |                  Principal distributor                                      Transfer agent
        |                                                                  John Hancock Signature Services, Inc.
        |                 John Hancock Funds, LLC
        |                                                                      Handles shareholder services,
        |        Markets the funds and distributes shares                      including record-keeping and
        |                through selling brokers,                               statements, distribution of
        |                 financial planners and                                dividends and processing of
        |            other financial representatives.                             buy and sell requests.
        |        --------------------+-------------------                  -------------------+-----------------
        +--                          |                                                        |
                                     +---------------------------------+----------------------+
                                                                       |
    --------------------------------     ----------------------------  |  ----------------------------------                  --+
                                                                       |               Custodian                                |
               Subadviser                     Investment adviser       |                                                        |
                                                                       |         The Bank of New York                           |
    Pzena Investment Management, LLC      John Hancock Advisers, LLC   |            One Wall Street                             |
     120 West 45th Street 34th Floor          601 Congress Street      |          New York, NY 10286                 Asset      |
           New York, NY 10036        ---    Boston, MA 02210-2805      |                                          management    |
                                                                       |  Holds the fund's assets, settles                      |
      Provides portfolio management       Manages the fund's business  |  all portfolio trades and collects                     |
              to the fund                 and investment activities.   | most of the valuation data required                    |
                                                                       |  for calculating each fund's NAV.                      |
    --------------------------------     ----------------------------  | -----------------------------------                  --+
                                                       |               |                 |
                                                       +---------------+-----------------+
                                                                       |
                                                          -------------+----------------
                                                                     Trustees
                                                          Oversee the fund's activities.
                                                          ------------------------------

14 FUND DETAILS

Management fees The fund pays the investment adviser a management fee at an annual rate of 0.80% of the fund's average daily net assets.

Subadvisers Pzena Investment Management, LLC ("PIM") subadvises the fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors, and as of March 31, 2006, had total assets under management of approximately $XX billion.


                                                                 FUND DETAILS 15

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock Classic Value Fund II, including a brief summary of their business careers over the past five years. The Statement of Additional Information of each fund includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

John P. Goetz                                A. Rama Krishna, CFA                          Michael D. Peterson
-----------------------------------------    -----------------------------------------     -----------------------------------------
Managing principal (since 1997) and          Managing principal and portfolio              Principal (since 2000), director of
  co-chief investment officer                  manager of Pzena Investment                   research (since 2004) and portfolio
  (since 2005) of Pzena                        Management, LLC  (since 2003)                 manager (since 2001) of Pzena
  Investment Management, LLC                 Joined subadviser in 2003                       Investment Management, LLC
Director of Research, Pzena Investment       Chief investment officer and                    (since 2004)
  Management, LLC (1996-2005)                  other positions, Citigroup Asset            Joined subadviser in 1998
Joined subadviser in 1996                      Management (1998-2003)                      Began business career in 1992
Began business career in 1979                Began business career in 1987


16 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock Classic Value Fund II:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1000

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC         35RPN   7/06
--------------------------------------------------------------------------------

[LOGO](R)

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com


----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------

[JOHN HANCOCK FUNDS LOGO]

John Hancock Classic Value Fund II

CLASS NAV SHARES

Prospectus
xx.xx.2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents

JOHN HANCOCK CLASSIC VALUE FUND II                              4

YOUR ACCOUNT
Who can buy shares                                              6
Class NAV Shares cost structure                                 6
Opening an account                                              6
Transaction policies                                            7
Dividends and account policies                                  9
Additional investor services                                    9

FUND DETAILS
Business structure                                             10
Management biographies                                         11

FOR MORE INFORMATION                                   BACK COVER

[THIS PAGE INTENTIONALLY LEFT BLANK]

Classic Value Fund II

GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately ___ billion). Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

        *cheap on the basis of current price to estimated normal level of earnings
        * current earnings below normal levels
        *a sound plan to restore earnings to normal
        *a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the samedisciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

[GRAPHIC OMITTED]

PAST PERFORMANCE
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

[GRAPHIC OMMITTED]
MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

        * In a down market, higher-risk securities could become harder to value or to sell at a fair price.
        * Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insuarance Corporation or any other government agency. You could lose money by investing in this fund.

[GRAPHIC OMMITTED]

YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

ANNUAL OPERATING EXPENSES

Management fee                                                  0.80%
Other expenses                                                  0.16%
Total fund operating expenses                                   0.96%
Contractual expense reimbursement (at least until X-XX-XX) 0.12% Net annual operating expenses 0.84%


The hypothetical example below shows what your expenses would be after the expense reimbursement (through Xxxx XX, XXXX) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES
                        Year 1          Year 3          Year 5          Year 10
Class NAV               $86             $294            $519            $1167


SUBADVISER
Pzena Investment Management, LLC
Team responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS
A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D.Peterson
Managed fund since inception

Managers share investment strategy and decisions.
See page 14 for management biographies.

FUND CODES
Class I                 Ticker --
CUSIP                   XXXX
Newspaper               --
SEC number              811-1677

Your account

WHO CAN BUY SHARES
Class NAV shares are available to certain types of investors, as noted below:

    *Class NAV shares are sold only to the five Lifestyle Portfolios of John Hancock Funds II: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio. Each of the Lifestyle Portfolios is a "fund of funds" which invests in various other funds of John Hancock Funds II and John Hancock Funds III.

CLASS NAV SHARES COST STRUCTURE
        * No sales charges
        * No distribution and service (12b-1) fees

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

        * directly, by the payment of sales commissions, if any; and
        * indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

   The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

   The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

OPENING AN ACCOUNT
1 Read this prospectus carefully.
2 Determine if you are eligible, referring to "Who can buy shares" at left.
3 Permitted entities generally may open an account and purchase Class NAV shares, as the case may be, by contacting any broker, dealer, or other financial service firm authorized to sell Class NAV shares of the fund. There is no minimum initial investment for Class NAV shares.


6 YOUR ACCOUNT

TRANSACTION POLICIES
Valuation of shares
     The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests
The fund is open on those days when the New York Stock
Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing. In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading
     The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

     Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellation within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

YOUR ACCOUNT 7

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder.

The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption. These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk
To the extent that the fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

*The fund may invest a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

*The fund may invest a material portion of its assets in securities of non-U.S. issuers and may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.


Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it
deems   reasonable.

Certificated shares
The  fund  does  not  issue share
certificates.  Shares are electronically  recorded.

Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

 8 YOUR ACCOUNT

DIVIDENDS AND ACCOUNT POLICIES
Account statements In general, you will receive account statements as follows:
* after every transaction (except a dividend reinvestment) that affects your account balance
*after any changes of name or address of the registered owner(s)
* in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

     The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
     Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You areresponsible for any tax liabilities generated by your transactions.

ADDITIONAL INVESTOR SERVICES
     Fund securities The fund's portfolio securities disclosure policy can be found in the SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.

YOUR ACCOUNT 9

Fund details

BUSINESS STRUCTURE

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the fund's investment goal without shareholder approval.

The management firm
The fund is managed by John Hancock Advisers, LLC, 601
Congress Street, Boston, MA 02210-2805. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $XX billion in assets as of March 31, 2006.

Management fee
     The fund pays the investment adviser a management fee at an annual rate of 0.80% of the fund's average daily net assets.

The fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The subadviser
     Pzena Investment Management, LLC ("PIM"), 120 West 45th Street, New York, NY, 10036 subadvises the fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of March 31, 2006 had total assets under management of approximately $XX.X billion.
10 FUND DETAILS

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock Classic Value Fund II, including a brief summary of their business careers over the past five years. The fund's Statement of Additional Information includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

John P. Goetz                                A. Rama Krishna, CFA                          Michael D. Peterson
-----------------------------------------    -----------------------------------------     -----------------------------------------
Managing principal (since 1997) and          Managing principal and portfolio              Principal (since 2000), director of
  co-chief investment officer                  manager of Pzena Investment                   research (since 2004) and portfolio
  (since 2005) of Pzena                        Management, LLC  (since 2003)                 manager (since 2001) of Pzena
  Investment Management, LLC                 Joined subadviser in 2003                       Investment Management, LLC
Director of Research, Pzena Investment       Chief investment officer and                    (since 2004)
  Management, LLC (1996-2005)                  other positions, Citigroup Asset            Joined subadviser in 1998
Joined subadviser in 1996                      Management (1998-2003)                      Began business career in 1992
Began business career in 1979                Began business career in 1987


FUND DETAILS  11

FINANCIAL HIGHLIGHTS

This section normally details the performance of the fund's share class. Because the fund has not yet commenced operations, there are no financial highlights to report.

12 FUND DETAILS

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
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
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
FOR YOUR INFORMATION

Two documents are available that offer further information on John Hancock Classic Value Fund II:

Annual/Semiannual Reports to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performances, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current copy of the current annual/ semiannual report or the SAI, please contact John Hancock:
By mail:  John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1000
By phone: 1-800-225-5291

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

on the Internet: www.sec.gov

copyright 2006 John Hancock Funds, LLC  35NPN   7/06

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street Boston, MA 02210-2805 www.jhfunds.com
Now available: electronic delivery www.jhfunds.com/edelivery

                       JOHN HANCOCK CLASSIC VALUE FUND II

           Class A, Class B, Class C, Class I, Class R and NAV Shares
                       Statement of Additional Information

                                  Xxx XX, 2006

This Statement of Additional Information provides information about John Hancock Classic Value Fund II (the "Fund") in addition to the information that is contained in the combined John Hancock Equity Funds current Prospectus for Class A, B and C shares and in the Fund's current Class I share and Class R share prospectuses (the "Prospectuses"). The Fund is a diversified series of John Hancock Capital Series (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Fund's Annual Report. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS

                                                                           Page
Organization of the Fund ................................................    2
Investment Objective and Policies .......................................    2
Investment Restrictions .................................................   14
Those Responsible for Management ........................................   16
Investment Advisory and Other Services ..................................   25
Additional Information About the Fund's Portfolio Managers ..............   28
Distribution Contracts ..................................................   32
Sales Compensation ......................................................   33
Net Asset Value .........................................................   36
Initial Sales Charge on Class A Shares ..................................   37
Deferred Sales Charge on Class B and Class C Shares .....................   40
Eligible Investors for Class R and Class NAV Shares .....................   44
Special Redemptions .....................................................   44
Additional Services and Programs ........................................   44
Purchase and Redemptions through Third Parties ..........................   46
Description of the Fund's Shares ........................................   46
Tax Status ..............................................................   48
Brokerage Allocation ....................................................   52
Transfer Agent Services .................................................   55
Custody of Portfolio ....................................................   56
Independent Registered Public Accounting Firm ...........................   56
Appendix A- Description of Investment Risk ..............................  A-1
Appendix B-Description of Bond Ratings ..................................  B-1
Appendix C-Proxy Voting Summary .........................................  C-1
Appendix D-Policy Regarding Disclosure of Portfolio Holdings ............  D-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in 1984 under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation ("Manulife Financial"). Founded in 1862, John Hancock Financial Services and its subsidiaries today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.

Manulife Financial Corporation is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and most of Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$386 billion (US$330 billion) as of March 31, 2006.

Manulife Financial Corporation trades as 'MFC' on the TSX, NYSE and PSE, and under '0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks long-term growth of capital. To pursue this goal, the Fund invests primarily in domestic equity securities and, normally, will invest at least 80% of net assets in such securities. The Sub-Adviser seeks to buy securities of companies that, in its opinion, are undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price to book, below market average, as defined by the S&P 500 Index.

The Sub-Adviser has a research team consisting of persons with extensive experience managing or advising large public businesses. When investing, the Sub-Adviser views itself as buying businesses, not stocks, and asks the question, "would we buy the entire business for cash at the current price?" In contrast to the more prevalent momentum strategies on Wall Street that ask, "what will happen next?", the Sub-Adviser's is a long-term strategy aimed at long-term returns.

In choosing individual securities, the Sub-Adviser screens a universe of the 400 largest publicly traded U.S. companies. Using fundamental research and a proprietary computer model, the Sub-Adviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the Sub-Adviser's estimate of normal long-term earnings power. The Sub-Adviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the Sub-Adviser believes generally have the following characteristics: cheap on the basis of current price to estimated normal level of earnings; current earnings below normal levels; a sound plan to restore earnings to normal; a sustainable business advantage. This systematic process is intended to ensure that the Fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The Sub-Adviser approaches sell decisions from the same disciplined framework. The Sub-Adviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

The Fund anticipates that its portfolio turnover rate will normally not exceed 80%. The lack of frequent trading has the potential to increase tax efficiency and may lead to lower transaction costs, which could help to improve performance.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The Fund's ability to invest heavily in securities of individual issuers may increase the volatility of the Fund's investment performance. Changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a diversified fund.

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investment Companies. Subject to the Fund's non-fundamental investment restriction set forth below, the Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with the Fund's management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Debt securities. The Fund may invest up to 20% of net assets in debt securities, including debt securities rated below investment grade. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

Lower Rated High Yield Debt Obligations. The Fund may invest up to 20% of net assets in high yielding, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("S&P").

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix B to this Statement of Additional Information which describes the characteristics of corporate bonds in the various ratings categories. The Fund may invest in comparable quality unrated securities which, in the opinion of the Adviser or Sub-Adviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield bonds. In addition, the Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds Deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific Merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturates of less than nine months and fixed rates of return, although such instruments may have maturates of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.

Zero Coupon Securities. Among the debt securities in which the Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund's income. Thus, to continue to quality for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Investments in Foreign Securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the United States, including Depositary receipts. The Fund may also invest without regard to the 20% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

Depositary Receipts. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs and EDRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.

If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.

Restricted and Illiquid Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities and Securities Indices. The Fund may purchase and write
(sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by
an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund may engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3 % of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales "against the box". In a short sale against the box, the Fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, the Fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

Portfolio Holdings Disclosure Policy. A description of the Fund's portfolio holding disclosure policy is attached to this Statement of Additional Information as Appendix D.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by the Fund's fundamental investment restrictions on borrowing, lending and investing in commodities and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policies are not deemed to be senior securities.

2. Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

4. Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of securities.

5. Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund's investment policies.

6. Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

8. With respect to 75% of the fund's total assets, invest more than 5% of the fund's total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

1. Purchase a security if, as a result, (i) more than 10% of the fund's total assets would be invested in the securities of other investment companies,
     (ii) the fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the fund in connection with lending of the fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2. Invest in the securities of an issuer for the purpose of exercising control or management.

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4.   Invest more than 15% of its net assets in securities which are illiquid.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and
(3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds" or the "Distributor").

---------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships  During Past 5 Years               Trustee
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------
James F. Carlin              Trustee       2006        Director and Treasurer, Alpha Analytical         52
Born:  1940                                            Laboratories (chemical analysis); Part Owner
                                                       and Treasurer, Lawrence Carlin Insurance
                                                       Agency, Inc. (since 1995); Part Owner and Vice
                                                       President, Mone Lawrence Carlin Insurance
                                                       Agency, Inc. (until 2005); Director/Treasurer,
                                                       Rizzo Associates (engineering) (until 2000);
                                                       Chairman and CEO, Carlin Consolidated, Inc.
                                                       (management/investments); Director/Partner,
                                                       Proctor Carlin & Co., Inc. (until 1999);
                                                       Trustee, Massachusetts Health and Education
                                                       Tax Exempt Trust; Director of the following:
                                                       Uno Restaurant Corp. (until 2001), Arbella
                                                       Mutual (insurance) (until 2000), HealthPlan
                                                       Services, Inc. (until 1999), Flagship
                                                       Healthcare, Inc. (until 1999), Carlin
                                                       Insurance Agency, Inc. (until 1999); Chairman,
                                                       Massachusetts Board of Higher Education (until
                                                       1999)
---------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       2006        President and Chief Executive Officer,           52
Born:  1935                                            Brookline Bancorp., Inc.  (lending) (since
                                                       1972); Chairman and Director, Lumber Insurance
                                                       Co. (insurance) (until 2000); Chairman and
                                                       Director, Northeast Retirement Services, Inc.
                                                       (retirement administration) (since 1998).
---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships  During Past 5 Years               Trustee
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------
William H. Cunningham        Trustee       2006        Former Chancellor, University of Texas           149
Born:  1944                                            System and former President of the University
                                                       of Texas, Austin, Texas; Chairman and CEO, IBT
                                                       Technologies (until 2001); Director of the
                                                       following: Hire.com (until 2004), STC
                                                       Broadcasting, Inc. and Sunrise Television
                                                       Corp. (until 2001), Symtx, Inc.(electronic
                                                       manufacturing) (since 2001), Adorno/Rogers
                                                       Technology, Inc. (until 2004), Pinnacle Foods
                                                       Corporation (until 2003), rateGenius (until
                                                       2003), Lincoln National Corporation
                                                       (insurance) (since 2006); Jefferson-Pilot
                                                       Corporation (diversified life insurance
                                                       company) (until 2006), New Century Equity
                                                       Holdings (formerly Billing Concepts) (until
                                                       2001), eCertain (until 2001), ClassMap.com
                                                       (until 2001), Agile Ventures (until 2001),
                                                       AskRed.com (until 2001), Southwest Airlines,
                                                       Introgen and Viasystems, Group, Inc.
                                                       (electronic manufacturer) (until 2003);
                                                       Advisory Director, Interactive Bridge, Inc.
                                                       (college fundraising) (until 2001); Advisory
                                                       Director, Q Investments (until 2003); Advisory
                                                       Director, JP Morgan Chase Bank (formerly Texas
                                                       Commerce Bank - Austin), LIN Television (since
                                                       2002), WilTel Communications (until 2003) and
                                                       Hayes Lemmerz International, Inc. (diversified
                                                       automotive parts supply company) (since 2003).
---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships  During Past 5 Years               Trustee
---------------------------------------------------------------------------------------------------------------------
Ronald R. Dion               Chairman      2006        Chairman and Chief Executive Officer, R.M.       52
Born:  1946                  and Trustee               Bradley & Co., Inc.; Director, The New England
                                                       Council and Massachusetts Roundtable;
                                                       Director, Boston Stock Exchange; Trustee,
                                                       North Shore Medical Center; Director, BJ's
                                                       Wholesale Club, Inc. and a corporator of the
                                                       Eastern Bank; Trustee, Emmanuel College;
                                                       Director, Boston Municipal Research Bureau;
                                                       Member of the Advisory Board, Carroll Graduate
                                                       School of Management at Boston College.
---------------------------------------------------------------------------------------------------------------------
Charles L. Ladner            Trustee       2006        Chairman and Trustee, Dunwoody Village,          149
Born:  1938                                            Inc. (retirement services) (until 2003);
                                                       Senior Vice President and Chief Financial
                                                       Officer, UGI Corporation (public utility
                                                       holding company) (retired 1998); Vice
                                                       President and Director for AmeriGas, Inc.
                                                       (retired 1998); Director of AmeriGas Partners,
                                                       L.P. (until 1997)(gas distribution); Director,
                                                       EnergyNorth, Inc. (until 1995); Director,
                                                       Parks and History Association (since 2001).
---------------------------------------------------------------------------------------------------------------------
John A. Moore                Trustee       2006        President and Chief Executive Officer,           52
Born:  1939                                            Institute for Evaluating Health Risks,
                                                       (nonprofit institution) (until 2001); Senior
                                                       Scientist, Sciences International (health
                                                       research)(until 2003); Former Assistant
                                                       Administrator & Deputy Administrator,
                                                       Environmental Protection Agency; Principal,
                                                       Hollyhouse (consulting)(since 2000); Director,
                                                       CIIT Center for Health Science Research
                                                       (nonprofit research) (since 2002).
---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships  During Past 5 Years               Trustee
---------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson        Trustee       2006        Executive Director, Council for                  52
Born:  1943                                            International Exchange of Scholars and Vice
                                                       President, Institute of International
                                                       Education (since 1998); Senior Fellow, Cornell
                                                       Institute of Public Affairs, Cornell
                                                       University (until 1997); Former President of
                                                       Wells College and St. Lawrence University;
                                                       Director, Niagara Mohawk Power Corporation
                                                       (until 2003); Director, Ford Foundation,
                                                       International Fellowships Program (since
                                                       2002); Director, Lois Roth Endowment (since
                                                       2002); Director, Council for International
                                                       Exchange (since 2003).
---------------------------------------------------------------------------------------------------------------------
Steven R. Pruchansky         Trustee       2006        Chairman and Chief Executive Officer,            52
Born:  1944                                            Greenscapes of Southwest Florida, Inc. (since
                                                       2000); Director and President, Greenscapes of
                                                       Southwest Florida, Inc. (until 2000); Managing
                                                       Director, JonJames, LLC (real estate) (since
                                                       2001); Director, First Signature Bank & Trust
                                                       Company (until 1991); Director, Mast Realty
                                                       Trust (until 1994); President, Maxwell
                                                       Building Corp. (until 1991).
---------------------------------------------------------------------------------------------------------------------
Non-Independent Trustees
---------------------------------------------------------------------------------------------------------------------
James R. Boyle (3)               Trustee        2006   Chairman and Director, John Hancock              250
Born:  1959                                            Advisers, LLC (the "Adviser"), The Berkeley
                                                       Financial Group, LLC ("The Berkeley Group")
                                                       (holding company) and John Hancock Funds, LLC.
                                                       ("John Hancock Funds"); President, John
                                                       Hancock Annuities; Executive Vice President,
                                                       John Hancock Life Insurance Company (since
                                                       June, 2004); President U.S. Annuities; Senior
                                                       Vice President, The Manufacturers Life
                                                       Insurance Company (U.S.A) (prior to 2004).
---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships  During Past 5 Years               Trustee
---------------------------------------------------------------------------------------------------------------------
Principal Officers who are
not Trustees
---------------------------------------------------------------------------------------------------------------------
Keith F. Hartstein           President     2006        Senior Vice President, Manulife                  N/A
Born:  1956                  and Chief                 Financial Corporation (since 2004);
                             Executive                 Director, President and Chief Executive
                             Officer                   Officer, the Adviser and The Berkeley Group
                                                       (holding company); Director, President and
                                                       Chief Executive Officer, John Hancock Funds;
                                                       Director, President and Chief Executive
                                                       Officer, Sovereign Asset Management LLC
                                                       ("Sovereign"); Director, John Hancock
                                                       Signature Services, Inc.; Director, Chairman
                                                       and President, NM Capital Management, Inc. (NM
                                                       Capital); Chairman, Investment Company
                                                       Institute Sales Force Marketing Committee
                                                       (since 2003); Executive Vice President, John
                                                       Hancock Funds, LLC (until 2005).
---------------------------------------------------------------------------------------------------------------------
William H. King              Vice          2006        Vice President and Assistant Treasurer,          N/A
Born:  1952                  President                 the Adviser; Vice President and Treasurer of
                             and                       each of the John Hancock funds advised by the
                             Treasurer                 Adviser; Assistant Treasurer of each of the
                                                       John Hancock funds advised by the Adviser
                                                       (until 2001).
---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships  During Past 5 Years               Trustee
---------------------------------------------------------------------------------------------------------------------
Francis V. Knox, Jr.         Vice          2006        Vice President and Chief Compliance              N/A
Born:  1947                  President                 Officer for John Hancock Investment
                             and Chief                 Company, John Hancock Life Insurance
                             Compliance                Company (U.S.A.), John Hancock Life Insurance
                             Officer                   Company and John Hancock Funds (since 2005);
                                                       Fidelity Investments - Vice President and
                                                       Assistant Treasurer, Fidelity Group of Funds
                                                       (until 2004); Fidelity Investments - Vice
                                                       President and Ethics & Compliance Officer
                                                       (until 2001).
---------------------------------------------------------------------------------------------------------------------
John G. Vrysen               Executive     2006        Director, Executive Vice President and Chief     N/A
Born:  1955                  Vice                      Financial Officer, the Adviser, Sovereign, the
                             President                 Berkeley Group and John Hancock Funds (since
                             and Chief                 2005);Vice President and General Manager,
                             Financial                 Fixed Annuities, U.S. Wealth Management (until
                             Officer                   2005).Vice President, Operations Manulife Wood
                                                       Logan 7/00-9/04.
---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Contracts/Operations Committee, the Governance Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons" of the Fund.

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time.

The Governance Committee members are all of the independent Trustees. The Governance Committee makes recommendations to the Board on issues related to corporate governance applicable to the Independent Trustees and to the composition and operation of the Board and to assume duties, responsibilities and functions to nominate candidates to the Board, together with such addition duties, responsibilities and functions as are delegated to it from time to time. Among other things, the Governance Committee acts as a nominating committee of the Board. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Governance Committee will generally apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments,
(iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Governance Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Governance Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law.

As long as an existing Independent Trustee continues, in the opinion of the Governance Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Governance Committee will consider nominees recommended by shareholders to serve as trustees, the Governance Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Governance Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Governance Committee. While it has not done so in the past, the Governance Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Governance Committee. In evaluating a nominee recommended by a shareholder, the Governance Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Governance Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o The Secretary of the Fund at the following address: 601 Congress Street, Boston, MA 02210-2805. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Cunningham, Dion and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if, applicable), custodial and transfer agency agreements and arrangements with other service providers.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the Adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2005.

-------------------------------------------------------------------------------------------------------------
                                                                       Aggregate Dollar Range of holdings
                                    Dollar Range of Fund Shares        in John Hancock funds overseen by
Name of Trustee                     Owned by Trustee (1)               Trustee (1)
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
James F. Carlin*                    none                               Over $100,000
-------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.             none                               Over $100,000
-------------------------------------------------------------------------------------------------------------
William H. Cunningham*              none                               $10,001-50,000
-------------------------------------------------------------------------------------------------------------
Ronald R. Dion*                     none                               Over $100,000
-------------------------------------------------------------------------------------------------------------
Charles L. Ladner**                 none                               Over $100,000
-------------------------------------------------------------------------------------------------------------
Dr. John A. Moore                   none                               Over $100,000
-------------------------------------------------------------------------------------------------------------
Patti McGill Peterson               none                               Over $100,000
-------------------------------------------------------------------------------------------------------------
Steven R. Pruchansky*               none                               Over $100,000
-------------------------------------------------------------------------------------------------------------
Non-Independent Trustees
-------------------------------------------------------------------------------------------------------------
James R. Boyle**                    none                               $10,001-$50,000
-------------------------------------------------------------------------------------------------------------

(1) This Fund does participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his or her fees by electing to have the Adviser invest his or her fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2005, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, none and over $100,000 for Dr. Moore and none and over $100,000 for Mr. Pruchansky.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                                         Aggregate              Total Compensation From the
                                         Compensation from      Fund and John Hancock Fund
Independent Trustees                     the Fund (1)           Complex to Trustees (2)
--------------------                     ------------           -----------------------
James F. Carlin                          $                               $ 103,703
Richard P. Chapman*                                                        103,953

William H. Cunningham*                                                     109,171
Ronald R. Dion*                                                            151,399
Charles L. Ladner                                                          149,790
Dr. John A. Moore*                                                         115,703
Patti McGill Peterson                                                      100,203
Steven R. Pruchansky*                                                      115,203

Total                                                                    $ 949,125

(1) Compensation is for the fiscal year ending December 31, 2005.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2005. As of this date, Messrs. Carlin, Chapman, Dion, Moore, Pruchansky and Ms. Peterson served on fifty-three funds in the John Hancock Fund Complex: Messrs. Ladner and Cunningham served on one-hundred-forty-three funds.

* As of December 31, 2005, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $76,421, Mr. Cunningham was $125,996, Mr. Dion was $325,086, Dr. Moore was $283,070, and Mr. Pruchansky was $246,371 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 601 Congress Street, Boston, Massachusetts 02210-2805, a premier investment management company, managed approximately $28 billion in open-end funds, closed-end funds, private accounts, retirement plans and related party assets for individual and institutional investors as of March 31, 2006. Additional information about John Hancock Advisers can be found on the website: www.jhfunds.com.

The Sub-Adviser, Pzena Investment Management, LLC, is located at 120 West 45th Street, 34th Floor, New York, New York, 10036. The Sub-Adviser was founded in 1995 by Richard Pzena and has been providing investment advisory services to institutional and individual clients since that time, and managed $____ billion as of March 31, 2006. The majority of the Sub-Advisor is owned by Mr. Pzena, Managing Principal and Co-Chief Investment Officer, and his four other managing partners, John Goetz, Managing Principal and Co-Chief Investment Officer; William Lipsey, Managing Principal, Marketing and Client Services; A. Rama Krishna, Managing Principal, Large Cap Value; and Amelia Jones, Managing Principal, Operations and Administration. Eight other employees also own interests in the firm. The eleven members of the Sub-Adviser's investment team include senior investment professionals, bringing experience from Wall Street, corporate management, private equity and management consulting.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved in connection with the Reorganization by the sole initial shareholder of the Fund. Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser and the Fund have entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's portfolio and furnishing the Fund with advice with respect to investments, investment policies and the purchase and sale of securities. The Sub-Advisory Agreement was approved in connection with the Reorganization by the sole initial shareholder of the Fund.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser daily a fee based on an annual rate of 0.80% of the average of the daily net assets of the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's annual ordinary operating expenses to a specified percentage of its average daily net assets.

The Adviser has agreed to limit the Fund's expenses (excluding transfer agent and 12b-1 fees) to ___% of the Fund's average daily net assets and the net operating expenses on Class A shares to ____% and Class B and Class C shares to ____%. In addition, the transfer agent has agreed to limit transfer agent fees on Class A, B and C shares to ____% of each class's average daily net assets. The Adviser and Transfer Agent agreed not to terminate this limitation at least until April 30, 2007.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-Adviser for the Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the

Sub-Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser, the Trust, the Fund or any of their affiliates as a result of any error of judgment or mistake of law by the Sub-Adviser with respect to the Fund, except that the Sub-Adviser shall be liable for and shall indemnify the Adviser and the Fund from any loss arising out of or based on (i) the Sub-Adviser's negligent or willful conduct causing the Fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Fund's prospectus or this statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to the Sub-Adviser by the Trustees of the Fund or by the Adviser, (ii) the Sub-Adviser's negligent or willful conduct causing the Fund to fail to satisfy the requirements for qualification as a regulated investment company under the Internal Revenue Code, or (iii) the Sub-Adviser's willful misfeasance, bad faith or gross negligence generally in the performance of its duties under the Sub-Advisory Agreement or its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the John Hancock Life Insurance Company (the "Life Company") may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

As provided in the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser quarterly, in arrears, after the end of each quarter, a fee equal on an annual basis to the following percentages of the Fund's average daily net assets: ____% of the actual management fee received by the Adviser.

The Advisory Agreement, the Sub-Advisory Agreement and the Distribution Agreement (discussed below) were approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and Distribution Agreement discussed below will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if it is assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

Proxy Voting. The Fund's Trustees have delegated to the Adviser the authority to vote proxies on behalf of the Fund. The Trustees have approved the proxy voting guidelines of the Adviser and will review the guidelines and suggest changes as they deem advisable. A summary of the Adviser's proxy voting guidelines is attached to this statement of additional information as Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2005 is available by calling 1-800-225-5291 or on the Fund's website: www.jhfunds.com/proxy or on the SEC's website at www.sec.gov.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the Adviser, Sub-Adviser, principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

ADDITIONAL INFORMATION ABOUT THE FUND'S PORTFOLIO MANAGERS

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager of the Fund information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of __ 2006. The information in the table for Mr. DeSpirito, who recently joined the portfolio management team, is as of December 30, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, pooled separate accounts, and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or non-pooled separate accounts, pension funds and other similar institutional accounts.

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER NAME     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
---------------------------------------------------------------------------------------------------------------------
A. Rama Krishna, CFA       Other Registered Investment Companies: ____ (__) funds with total assets of approximately $___________ million

                           Other Pooled Investment Vehicles:  ____________ (___) entities with total assets of approximately $____________ million

                           Other Accounts:  __________________ (_____) accounts with total assets of approximately
                           $______________ million
---------------------------------------------------------------------------------------------------------------------
John P. Goetz              Other Registered Investment Companies: _____________- (__) funds with total assets of approximately $____________ million

                           Other Pooled Investment Vehicles:  ______________ (___) entities with total assets of approximately $______________ million

                           Other Accounts:  ____________________-- (____) accounts with total assets of approximately $____________ million
---------------------------------------------------------------------------------------------------------------------
Michael D. Peterson        Other Registered Investment Companies: None

                           Other Pooled Investment Vehicles:  _______________ (____) entities with total assets of approximately $_________ million

                           Other Accounts:  _______ (_____) accounts with total assets of approximately $million
---------------------------------------------------------------------------------------------------------------------

Neither the Adviser nor the Sub-Adviser generally receives a fee based upon the investment performance of the accounts listed under "Other Accounts Managed by the Portfolio Managers" in the table above, except that, with respect to accounts managed by Mr. Goetz, the Sub-Adviser receives performance-based fees with respect to one (1) Other Pooled Investment Vehicle with total assets of approximately $5 million and seven (7) Other Accounts with total assets of approximately $1.6 billion. Mr. Krishna and Mr. Peterson do not manage any performance-based fee accounts.

In the Sub-Adviser's view, conflicts of interest may arise in managing the Fund's portfolio investments, on the one hand, and the portfolios of the Sub-Adviser's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts that may arise and the Sub-Adviser's policy or procedure for handling them. Although the Sub-Adviser has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team's time and attention. The Sub-Adviser seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, the Sub-Adviser has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, we may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having NASD restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, the Sub-Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution. The Sub-Adviser will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, the Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Sub-Adviser may place separate, non-simultaneous, transactions for the Fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, the Sub-Adviser has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests) or its current investment strategy. The Code of Ethics generally requires that most transactions in securities by the Sub-Adviser's Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons' personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations or holdings, and thus covers all of the Sub-Adviser's full-time employees except those whose job functions are solely clerical. In addition, no access person, including an investment person, shall be permitted to effect a short term trade (i.e. to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of securities which (i) are issued by a mutual fund which is advised or sub-advised by the Sub-Adviser, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts unless and until the advisory accounts have effected a transaction which is the same as the access person's contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of the Sub-Adviser's principals, affiliates or employees or their immediate family which are managed by the Sub-Adviser) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

Proxy voting for the Fund and the other Accounts' securities holdings may also pose certain conflicts. The Sub-Adviser has identified the following areas of concern: (1) Where the Sub-Adviser manages the assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more Accounts; (2) Where the Sub-Adviser manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; and (3) Where the Sub-Adviser had a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. The Sub-Adviser's proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.

The Sub-Adviser manages some Accounts under performance based fee arrangements. The Sub-Adviser recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, the Sub-Adviser generally requires portfolio decisions to be made on a product specific basis. The Sub-Adviser also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, the Sub-Adviser requires average pricing of all aggregated orders. Finally, the Sub-Adviser has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Compensation of Portfolio Managers. Portfolio managers and other investment professionals at the Sub-Adviser are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. The Sub-Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm's value investment philosophy. Ultimately, equity ownership is the primary tool used by the Sub-Adviser for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in the Sub-Adviser as of ___________ , 2006 of each member of the investment team who makes investment decisions for the Classic Value Fund is as follows:

John P. Goetz                       Greater than 5% but less than 10%
Michael D. Peterson                 Less than 5%

Share Ownership by Portfolio Managers. The following table indicates as of __________ 31, 2006 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A   -  $0
         B   -  $1 - $10,000
         C   -  $10,001 - $50,000
         D   -  $50,001 - $100,000
         E   -  $100,001 - $500,000
         F   -  $500,001 - $1,000,000
         G   -  More than $1 million

-------------------------------------------------------------------------------
Portfolio Manager                        Range of Beneficial Ownership
-------------------------------------------------------------------------------
John P. Goetz                            A
-------------------------------------------------------------------------------
Michael D. Peterson                      A
-------------------------------------------------------------------------------

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B, Class C and Class R shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (other than Class I and Class NAV) (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A, 1.00% for Class B and Class C shares and 0.50% for Class R shares of the Fund's average daily net assets attributable to the respective class of shares. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. Unreimbursed expenses under the Class R Plan will be carried forward to subsequent fiscal years. The Fund does not treat unreimbursed expenses under the Class B, Class C and Class R Plans as a liability of the Fund because the Trustees may terminate Class B, Class C and/or Class R Plans at any time

The Fund has also adopted a separate Class R shares Service Plan ("the Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plan participants. These services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns Class R shares; (c) processing orders to purchase, redeem and exchange Class R shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds;
(d) addressing plan participant questions regarding their accounts and the Fund; and (e) other services related to servicing such retirement plans.

The Plans, the Service Plan and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B, Class C and Class R shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I and Class NAV shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I and Class NAV shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B, Class C or Class R Plans.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

SALES COMPENSATION

As part of their business strategies, the Fund, along with the Distributor pay compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of Selling Firm compensation payments for Class A, Class B, Class C and Class R are (1) the 12 b-1 fees that are paid out of the fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under "Distribution Contracts", "Initial Sales charge on Class A Shares" and "Deferred Sales Charge on Class B and Class C Shares" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class I and Class NAV shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Initial compensation Whenever you make an investment in Class A, Class B or Class C shares of the Fund, the Selling Firm receives a reallowance/payment/commission as described on the next page. The Selling Firm also receives the first year's 12b-1 service fee at this time.

Annual compensation For Class A, Class B and Class C shares of the Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid quarterly in arrears.

For Class R shares of the Fund, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. In addition, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets. These service and distribution fees are paid quarterly in arrears.

Selling Firms receive service and distribution fees if, for the preceding quarter, (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Fund the expense of paying out de minimus amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that firm's fees remains in the Fund.

Additional compensation. The Distributor, at its expense, and without additional cost to the Fund or its shareholders, may provide additional compensation to a Selling Firm in connection with their promotion of the Fund or sale of shares of the Fund. The Distributor may make payments to selling firms for marketing support and/or shareholder administrative services. These marketing support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other Selling Firm - sponsored events or activities. From time to time, the Distributor may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. The Distributor compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the Funds or cooperate with the Distributor promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

              First Year Broker or Other Selling Firm Compensation

                                      Investor pays
                                      sales charge         Selling Firm             Selling Firm
                                      (% of offering       receives                 receives 12b-1       Total Selling Firm
Class A investments                   price)               commission (1)           service fee (2)      compensation (3)(4)
-------------------                   ------               --------------           ---------------      -------------------
Up to $49,999                         5.00%                4.01%                    0.25%                4.25%
$50,000 - $99,999                     4.50%                3.51%                    0.25%                3.75%
$100,000 - $249,999                   3.50%                2.61%                    0.25%                2.85%
$250,000 - $499,999                   2.50%                1.86%                    0.25%                2.10%
$500,000 - $999,999                   2.00%                1.36%                    0.25%                1.60%

Investments of Class A shares of $1
million or more (5)

First $1M - $4,999,999                --                   0.75%                    0.25%                1.00%
Next $1 - $5M above that              --                   0.25%                    0.25%                0.50%
Next $1 or more above that            --                   0.00%                    0.25%                0.25%

Class B investments

All amounts                           --                   3.75%                    0.25%                4.00%

Class C investments

All amounts                           --                   0.75%                    0.25%                1.00%

Class I investments

All amounts                           --                   0.00%                    0.00%                0.00% (6)

Class R investments

All amounts                           --                   0.00%                    0.50%                0.50%

(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Quarterly payments are made in arrears. For Class R shares, the Selling Firm receives 12b-1 fees effective at time of purchase as a % of average daily assets (paid quarterly in arrears) See "Distribution Contracts" for description of Class R Service Plan charges and payments.

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4) Underwriter retains the balance.

(5) See "Initial Sales Charge on Class A Shares" for discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment

(6) John Hancock Funds, LLC may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds, LLC may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

The NAV for each class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by a Fund are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time).

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Fund are restricted as to resale, the fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Fund's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge") or ("CDSC"). The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R shares of the John Hancock mutual funds owned by the investor (see "Combination and Accumulation Privileges" below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privilege" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

o    Retirement plans investing through the PruSolutionssm program .

o Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

     Amount Invested                              CDSC Rate
     ---------------                              ---------
     First $1 to $4,999,999                       1.00%
     Next $1 to $5M above that                    0.50%
     Next $1 or more above that                   0.25%

o Any shareholder account of Pzena Focused Value Fund registered on Pzena Focused Value Fund's books in the shareholder's name (and not in the name of a broker or other omnibus account) as of November 8, 2002.

As of July 15, 2004, no initial sales charge is imposed on Class C shares.

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

     o    Proceeds of 50 shares redeemed at $12 per shares (50 x 12)                $ 600.00
     o    *Minus Appreciation ($12-$10) x 100 shares                                 (200.00)
     o    Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)    (120.00)
                                                                                    --------
     o    Amount subject to CDSC                                                    $ 280.00

     *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B, Class C and Class R shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

* Redemption of Class A shares by retirement plans that invested through the PruSolutionssm program.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*    Returns of excess contributions made to these plans.

* Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

Please see matrix for some examples.

---------------------------------------------------------------------------------------------------------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
---------------------------------------------------------------------------------------------------------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
---------------------------------------------------------------------------------------------------------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
---------------------------------------------------------------------------------------------------------------
Between 59 1/2          Waived            Waived            Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
---------------------------------------------------------------------------------------------------------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and Class C    annuity           annuity           annuity          annuity           value annually
only)                   payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
---------------------------------------------------------------------------------------------------------------
Loans                   Waived            Waived            N/A              N/A               N/A
---------------------------------------------------------------------------------------------------------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
---------------------------------------------------------------------------------------------------------------
Hardships               Waived            Waived            Waived           N/A               N/A
---------------------------------------------------------------------------------------------------------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
---------------------------------------------------------------------------------------------------------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
---------------------------------------------------------------------------------------------------------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
---------------------------------------------------------------------------------------------------------------

* Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R AND CLASS NAV SHARES

Class R shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R shares are also available for Rollover IRA accounts for participants whose plans are invested in Class R shares funds. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

Class NAV shares are sold to the five Lifestyle Portfolios of John Hancock Funds
II: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio. Each of the Lifestyle Portfolios is a "fund of funds" which invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to certain institutional investors.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Investors may exchange Class I shares for Class I shares of other John Hancock funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class I fund.

Investors may exchange Class R shares for Class R shares of other John Hancock funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class R shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class R fund.

Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A and R shares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and five other series. Additional series may be added in the future. The Trustees have also authorized the issuance of six classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class NAV and Class R.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. The fund no longer issues share certificates. Shares are electronically recorded

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A and Class R shares and Class R shares will pay higher distribution and service fees than Class A shares(iii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distributions requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, the Fund will be unable to pass such taxes through to shareholders (as additional income) along with a corresponding entitlement to a foreign tax credit or deduction. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return for these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income from each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

Certain options, futures, and forward foreign currency contracts undertaken by the Fund could cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sales or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) that in a transaction is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund currently has no capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.

If the Fund should have dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.

Investment in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it acquires or holds any such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seeks to avoid becoming subject to Federal income or excise tax.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extend such basis would be reduced below zero, that current recognition of income would be required.

If the Fund should have dividend income that qualifies as Qualified Dividend Income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund. This amount will be reflected on Form 1099-DIV for the current calendar year.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

The Fund anticipates that its portfolio turnover rate will normally not exceed 80%. The lack of frequent trading has the potential to increase tax efficiency and may lead to lower transaction costs, which could help to improve performance.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number nor certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's or Sub-Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed periodically by the Adviser's Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers of the Adviser and Trustees of the Trust who are interested persons of the Fund.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, the Fund's trades may be executed by dealers that also sell shares of John Hancock funds. However, the Adviser and Sub-Adviser do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Sub-Adviser of the Fund. The Adviser and Sub-Adviser have implemented policies and procedures (approved by the Fund's board of Trustees) reasonably designed to ensure that the Fund's selection of the broker-dealer is not influenced by considerations about the sales of Fund shares.

Where research is available for cash payments, the Adviser pays for such research from its own resources and not with brokerage commission. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Adviser that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. "Commissions", as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term "brokerage and research services" includes research services received from broker-dealers which supplement the Adviser's or Sub-Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser's or Sub-Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser or Sub-Adviser since the broker-dealers used by the Adviser or Sub-Adviser tend to follow a broader universe of securities and other matters than the Adviser's or Sub-Adviser's staff can follow. In addition, the research provides the Adviser or Sub-Adviser with a diverse perspective on financial markets. Research services provided to the Adviser or Sub-Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates, or by the Sub-Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's or Sub-Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Adviser and Sub-Adviser believe that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's or Sub-Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Sub-Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Sub-Adviser. However, to the extent that the Adviser or Sub-Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser or Sub-Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Sub-Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Fund or the Adviser's other clients.

In effecting portfolio transactions on behalf of the Fund and the Adviser's other clients, the Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or "step-out", a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser "stepped-out" would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

While the Adviser and/or the Sub-Adviser will be primarily responsible for its allocation of the Fund's brokerage business, the policies and practices of the Adviser or Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser and/or the Sub-Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, the Sub-Adviser or the Affiliated Broker. Because the Adviser or Sub-Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). The Adviser's indirect parent, Manulife Financial, is the parent of another broker-dealer, Manulife Financial Securities, LLC ("MF Securities" or "Affiliated Broker").

Other investment advisory clients advised by the Adviser or Sub-Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class R shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B, Class C, Class I and Class R shares. The Adviser has agreed to reimburse the Transfer Agent fees on Class I shares to the Fund until _______, 200__. After that date, the Adviser has agreed to voluntarily continue to reimburse the transfer agent fee on Class I shares. This waiver may be removed at any time. For Class A, Class B, Class C and Class R shares, the Fund also pays certain out-of pocket expenses. Expenses for Class A, B and C shares are aggregated and allocated to each class on the basis of their relative net asset values. Signature Services agreed to voluntarily reduce the asset-based portion of the Fund's transfer agent fee for class A, B and C shares if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05%. Effective _________, 200_,the Transfer Agent has agreed to limit transfer agent fees on Class A, B and C shares to 0.19% of each class's average daily net assets at least until ______, 200__. For shares held of record in omnibus or there group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent auditors of the Fund are ______________________________. ______________________________ will audit and render opinion on the Fund's annual financial statements and review the Fund's annual Federal income tax returns.

APPENDIX A - MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well- established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

APPENDIX C

                           John Hancock Advisers, LLC
                         Sovereign Asset Management LLC
                              Proxy Voting Summary

We believe in placing our clients' interests first. Once we invest, we monitor all our clients' holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients' investments.

Currently, John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management LLC ("Sovereign") manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or Sovereign makes the final decision as to how to vote our clients' proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and Sovereign will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and Sovereign vote proxies. The guidelines of JHA have been approved and adopted by each fund client's board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and Sovereign's other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

JHA and Sovereign have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines

Board of Directors

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee's qualifications. We will support management's ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders' interests. We believe that this is necessary to attract qualified board members.

Selection of Auditors

We believe an independent audit committee can best determine an auditor's qualifications.

We will vote for management proposals to ratify the board's selection of auditors, and for proposals to increase the independence of audit committees.

Capitalization

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants

Acquisitions, mergers and corporate restructuring

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In general, we support proposals that foster good corporate governance procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders' right to: call a special meeting and to eliminate a shareholders' right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

Equity-based compensation

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders' interests.

We will vote against the adoption or amendment of a stock option plan if:
     o    the compensation committee is not fully independent
     o    plan dilution is more than 10% of outstanding common stock,
     o company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval.
     o the option is not premium priced or indexed, or does not vest based on future performance

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:
     o the plan allows stock to be purchased at less than 85% of fair market value;
     o    this plan dilutes outstanding common equity greater than 10%
     o all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity
     o    the potential dilution from all company plans is more than 85%

With respect to director stock incentive/option plans, we will vote against management if:
     o the minimum vesting period for options or time lapsing restricted stock is les than one year
     o    if the potential dilution for all company plans is more than 85%

Other Business

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:
     o    change the company name;
     o    approve other business;
     o    adjourn meetings;
     o    make technical amendments to the by-laws or charters;
     o    approve financial statements;

     o    approve an employment agreement or contract.

Shareholder Proposals

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company's proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:
     o    calling for shareholder ratification of auditors;
     o    calling for auditors to attend annual meetings;
     o    seeking to increase board independence;
     o    requiring minimum stock ownership by directors;
     o seeking to create a nominating committee or to increase the independence of the nominating committee;
     o    seeking to increase the independence of the audit committee.

Corporate and social policy issues

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

                           John Hancock Advisers, LLC
                         Sovereign Asset Management LLC
                             Proxy Voting Procedures

The role of the proxy voting service

John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management LLC ("Sovereign") have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and Sovereign. When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

The role of the proxy oversight group and coordinator
The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or Sovereign. When a question arises regarding how a proxy should be voted the coordinator contacts the firm's investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm's Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees
The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds' investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

Conflicts of interest

Conflicts of interest are resolved in the best interest of clients.

With respect to potential conflicts of interest, proxies will be voted in accordance with JHA's or Sovereign's predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or Sovereign Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund's board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when JHA or Sovereign must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

APPENDIX D
                               John Hancock Funds

               Description of Portfolio Holdings Disclosure Policy

     General. The Board of Trustees has adopted a policy that governs when and by whom portfolio holdings information may be provided to investors, service providers to the fund or market participants. It is the policy of the fund to provide nonpublic information regarding fund's portfolio holdings only in the limited circumstances permitted by the policy and only where there is a legitimate business purpose for providing the information. The policy applies to the officers of the fund, the adviser, any subadviser, John Hancock Funds, its affiliates and their employees. This is a summary of the fund's policy. The Board of Trustees has approved this policy and must approve any material changes. In doing so, the Board has concluded that the limited circumstances where disclosure of non-public information is permitted are in the best interests of the fund. Under no circumstances may any person receive compensation for providing non-public information regarding the fund's holdings to any person.

     The Board is responsible for overseeing the policy and has delegated to the Chief Compliance Officer ("CCO") the responsibility for monitoring the use of nonpublic information and the fund's and the Adviser's compliance with this policy.

     The following defined terms are used in the policy and this summary.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the fund prospectus or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are: (a) persons affiliated with the Funds, (b) the Funds' investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Fund portfolio, the subadviser to the portfolio, or any affiliate of the subadviser,
(e) the Funds' custodian and (f) the Funds' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Public Disclosure. The Funds' portfolio holdings are disclosed in publicly available filings with the SEC (e.g. Form N-CSR or Form N-Q). The Funds also publish the following information on their website jhfunds.com:

(1) On the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition

(2) The following information regarding portfolio holdings will be posted on www.jhfunds.com each month on a one-month lag (i.e., information as of December 31 will be posted on February 1): security name; cusip; market value; shares/amount; coupon rate; maturity date

(3) With respect to Money Market Fund and U.S. Government Cash Reserve, the following information regarding portfolio holdings will be posted weekly on www.jhfunds.com: net assets; seven day yield; thirty day yield; % maturing in last seven days; portfolio breakdown by securities type; weighted average maturity

The information referenced in (1), (2), and (3) above will be available on the funds' website until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

     Subject to monitoring and authorization by the CCO, persons subject to the policy may provide Nonpublic Information regarding portfolio holdings to Nonaffiliated Persons in the circumstances listed below. Each Nonaffiliated Person must agree to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

     Rating Organizations. Nonpublic Information regarding portfolio holdings will be provided to ratings organizations, such as Moodys, S&P, Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or, if applicable, subadviser. Generally, this information is provided on a monthly basis, as soon as practical after the end of each month. The fund generally expects that it will continue to provide these rating organizations with such information.

     Risk Management, Attribution, Portfolio Analysis Tools. Nonpublic Information regarding portfolio holdings may be provided to Factset, BondEdge, Investools, Salomon Yieldbook, Lehman Brothers Municipal Index Group, Wilshire, or other entities for the purpose of compiling reports and preparing data for use by the fund and its service providers. Generally, this information is provided on a daily or monthly basis, as soon as practical after the end of each day or month respectively. The fund generally expects that it will continue to provide these service providers with such information.

     Proxy Voting Services. Nonpublic Information regarding portfolio holdings may be provided to ISS, the fund's proxy voting service, for the purpose of voting proxies relating to portfolio holdings. The proxy voting service has regular access to the fund's portfolio holdings in order to determine if there are any securities held by the fund as to which there is upcoming shareholder action in which the fund is entitled to vote. The provision of this information is necessary in order to carry out the fund's proxy voting policy. The fund expects that it will continue to provide ISS with such information.

     Computer Products and Services. Nonpublic Information regarding portfolio holdings may be provided to entities providing computer products and services to the Funds (for example, for the purpose of generating compliance reports or reports relating to proxy voting). These services may require regular, normally daily, access to the fund's portfolio holdings in order to provide the contracted services to the fund.

     Institutional Traders. Nonpublic Information regarding portfolio holdings may be provided to institutional traders to assist in research and trade execution. This information, which identifies current holdings without a time lag, is provided on an irregular basis and is normally only used to identify portfolio positions as to which the fund would welcome bids.

     Courts and Regulators. Nonpublic Information regarding portfolio holdings may be provided to any court or regulator with appropriate jurisdiction. The frequency and time lag depends upon the request. In providing this information, the fund is merely complying with its legal obligations.


     Other Persons. Nonpublic Information regarding portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Fund or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

The Board or the CCO may authorize the provision of any Nonpublic Information regarding portfolio holdings to other Affiliated Persons. If authorized by the CCO, the CCO must report such approval to the Board of Trustees. The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

Resolution of Conflicts of Interest

If the Fund or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Fund portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Fund who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Fund shareholders.

Changes to Policy

Any material changes to this policy must be approved by the Fund's Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Board of Trustees no later than the Board meeting following the arising of the issue.

Applicability of Policy to a Fund's Adviser and Subadvisers

This policy shall apply to the Fund's Adviser and each of its subadvisers as applicable.


Appendix A

I. Employees* of John Hancock Advisers, LLC who are subject to the Code of Ethics of the Fund, the Funds' investment adviser, or the Fund's principal underwriter, John Hancock Funds, LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to a Fund.

III. Employees* of the Funds' custodian who provide services to the Funds.

IV. Employees* and partners of a Fund's certified public accounting firm who provide services to the Fund.

V. Employees* and partners of a Fund's legal counsel who provides services to the Fund.

*Includes temporary employees

                           JOHN HANCOCK CAPITAL SERIES

                                     PART C.

                               OTHER INFORMATION

Item 23.  Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06. Indemnity."

1.01     Indemnification and Exculpation.
         -------------------------------

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

         (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Municipal Securities Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Equity Trust, John Hancock Investment Trust III, John Hancock Funds II and John Hancock Funds III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


  Name and Principal                Positions and Offices                  Positions and Offices
   Business Address                    with Underwriter                       with Registrant
   ----------------                    ----------------                       ---------------

Keith F. Hartstein                    Director, President                      President and
601 Congress Street               and Chief Executive Officer             Chief Executive Officer
Boston, Massachusetts

John G. Vrysen                Director, Executive Vice President         Executive Vice President
601 Congress Street              and Chief Financial Officer            and Chief Financial Officer
Boston, Massachusetts

Peter Copestake                            Treasurer                                None
200 Bloor Street
Toronto, Ontario

William H. King                        Assistant Treasurer                      Vice President
601 Congress Street                                                             and Treasurer
Boston, Massachusetts

James R. Boyle                        Chairman and Director                       Trustee
601 Congress Street
Boston, Massachusetts

John T. Litzow                         Senior Vice President                        None
601 Congress Street
Boston, Massachusetts

Andrew G. Arnott                          Vice President                            None
601 Congress Street
Boston, Massachusetts

Carey Hoch                                Vice President                            None
601 Congress Street
Boston, Massachusetts

Kristine McManus                          Vice President                            None
601 Congress Street
Boston, Massachusetts

Michael J. Mahoney                     Chief Compliance Officer                     None
601 Congress Street
Boston, Massachusetts

Jeffrey H. Long                     Vice President, Controller and                  None
601 Congress Street                     Assistant Treasurer
Boston, Massachusetts

Karen F. Walsh                            Vice President                            None
601 Congress Street
Boston, Massachusetts

Arthur E. Creel                        Senior Vice President                        None
601 Congress Street
Boston, Massachusetts

     (c) None.

Item 28.  Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 601 Congress Street, Boston Massachusetts 02210-2805. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 15th day of May, 2006.

                              JOHN HANCOCK CAPITAL SERIES

                              By:      *
                              -----------------------
                              Keith F. Hartstein
                              President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.



     Signature                                     Title                             Date
     ---------                                     -----                             ----

         *
------------------------                       President and                     May 15, 2006
Keith F. Hartstein                        Chief Executive Officer

         *
------------------------                  Executive Vice President
John G. Vrysen                          and Chief Financial Officer

/s/William H. King                       Vice President and Treasurer
------------------------                  (Chief Accounting Officer)
William H. King

         *
------------------------                         Trustee
James R. Boyle

         *
------------------------                         Trustee
James F. Carlin

         *
------------------------                         Trustee
Richard P. Chapman, Jr.

         *
------------------------                         Trustee
William H. Cunningham

         *
------------------------                    Chairman and Trustee
Ronald R. Dion

         *
------------------------                         Trustee
Charles L. Ladner

         *
------------------------                         Trustee
John A. Moore

         *
------------------------                         Trustee
Patti McGill Peterson

         *
------------------------                         Trustee
Steven R. Pruchansky



By:      /s/Alfred P. Ouellette                                                  May 15, 2006
         ----------------------
         Alfred P. Ouellette
         Attorney-in-Fact, under
         Powers of Attorney dated January 1, 2005,
         July 25, 2005 and September 13, 2005


John Hancock Bond Trust                                          John Hancock Series Trust
John Hancock California Tax-Free Income Fund                     John Hancock Sovereign Bond Fund
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Current Interest                                    John Hancock Tax-Free Bond Trust
John Hancock Equity Trust                                        John Hancock Tax-Exempt Series Trust
John Hancock Institutional Series Trust                          John Hancock World Fund
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Investment Trust III

                                POWER OF ATTORNEY
                                -----------------

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint SUSAN
S. NEWTON, WILLIAM H. KING AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 2005.

/s/James F. Carlin                           /s/Charles L. Ladner
---------------------------------            -----------------------------------
James F. Carlin                              Charles L. Ladner, as Chairman

/s/ Richard P. Chapman, Jr.                  /s/John A. Moore
---------------------------------            -----------------------------------
Richard P. Chapman, Jr.                      John A. Moore

/s/ William J. Cosgrove                      /s/Patti McGill Peterson
---------------------------------            -----------------------------------
William J. Cosgrove                          Patti McGill Peterson

/s/William H. Cunningham                     /s/Steven R. Pruchansky
---------------------------------            -----------------------------------
William H. Cunningham                        Steven R. Pruchansky

/s/Ronald R. Dion                            /s/James A. Shepherdson
---------------------------------            -----------------------------------
Ronald R. Dion                               James A. Shepherdson

                                             /s/Norman H. Smith
                                             -----------------------------------
                                             Norman H. Smith

Open-End Funds:                                  Closed-End Funds:
John Hancock Bond Trust                          John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund     John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                      John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                    John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                        John Hancock Income Securities
John Hancock Institutional Series Trust          John Hancock Investors Trust
John Hancock Investment Trust                    John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                 John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III                John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust          John Hancock Preferred Income Fund II
John Hancock Series Trust                        John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                 John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 25th day of July, 2005.


/s/ Keith F. Hartstein
----------------------
Keith F. Hartstein, as President and
Chief Executive Officer

Open-End Funds:                                 Closed-End Funds:
John Hancock Bond Trust                         John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund    John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                     John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                   John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                       John Hancock Income Securities
John Hancock Institutional Series Trust         John Hancock Investors Trust
John Hancock Investment Trust                   John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III               John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust         John Hancock Preferred Income Fund II
John Hancock Series Trust                       John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 13th day of September, 2005.



/s/James R. Boyle
-----------------
James R. Boyle
Trustee

Open-End Funds:                                 Closed-End Funds:
John Hancock Bond Trust                         John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund    John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                     John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                   John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                       John Hancock Income Securities
John Hancock Institutional Series Trust         John Hancock Investors Trust
John Hancock Investment Trust                   John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III               John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust         John Hancock Preferred Income Fund II
John Hancock Series Trust                       John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 13th day of September, 2005.



/s/ John G. Vrysen
------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

                           JOHN HANCOCK CAPITAL SERIES

                               (File no. 2-29502)

                                INDEX TO EXHIBITS

99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated March 8, 2005.#########

99.(a).1 Amendment of Section 5.11 and Establishment and Designation of Class A, Class B, Class C and Class R Shares of Beneficial Interest of John Hancock Allocation Growth + Value Portfolio and Allocation Core Portfolio, each a Series of John Hancock Capital Series Trust effective June 7, 2005.##########

99.(a).2 Amendment of Section 5.11 and Establishment and Designation of Class A, Class B, Class C and Class I Shares of Beneficial Interest of John Hancock International Classic Value Fund dated December 6, 2005.###########

99.(a).3 Amendment to the Declaration of Trust dated June 24, 2005, changing the address of the principal place of business.+

99.(a).4 Form of Amendment of Section 5.11 and Establishment and Designation of Class A, Class B, Class C, Class I, Class R and Class NAV Shares of Beneficial Interest of John Hancock Classic Value Fund II dated ___________, 2006.+

99.(b)     By-Laws. Amended and Restated By-Laws dated March 8, 2005.#########

99.(c) Instruments Defining Rights of Security Holders. See Exhibit 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Advisory Agreement between John Hancock Core Equity (Independence Equity Fund) and John Hancock Advisers, Inc. dated August 30, 1996.****

99.(d).1 Sub-Investment Advisory Contract between Independence Investment Associates, Inc. and John Hancock Advisers, Inc. dated August 30, 1996.***

99.(d).2 Investment Management Contract between John Hancock U.S. Global Leaders Growth Fund and John Hancock Advisers, LLC dated May 13, 2002.#

99.(d).3 Amendment to Sub-Investment Contract between John Hancock Advisers, LLC and Independence Investment LLC on behalf of John Hancock Core Equity Fund dated June 7, 2002.###

99.(d).4 Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Classic Value Fund and John Hancock Advisers, LLC dated November 8, 2002.###

99.(d).5 Sub-Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Classic Value Fund, John Hancock Advisers, LLC and Pzena Investment Management, LLC dated November 8, 2003.###

99.(d).6 Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Large Cap Select Fund and John Hancock Advisers, LLC dated August 25, 2003.#####

99.(d).7 Sub-Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Large Cap Select Fund, John Hancock Advisers, LLC and Shay Assets Management, Inc. dated August 25, 2003.#####

99.(d).8 Sub-Investment Management Contract between John Hancock Capital Series on behalf of John Hancock U.S. Global Leaders Growth Fund, John Hancock Advisers, LLC and Sustainable Growth Advisers, L.P. dated February 16, 2004.########

99.(d).9 Amendment to Sub-Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Classic Value Fund, John Hancock Advisers, LLC and Pzena Investment Management, LLC dated March 31, 2005.#########

99.(d).10  Amendment  to  Investment  Management  Contract  on  behalf  of John
           Hancock Classic Value Fund effective July 1, 2005.###########

99.(d).11  Investment  Management  Contract between John Hancock Capital Series on behalf of John Hancock Allocation Core Portfolio and John Hancock Advisers, LLC dated September 19, 2005.###########

99.(d).12  Investment  Management  Contract between John Hancock Capital Series on behalf of John Hancock Allocation Growth + Value Portfolio and John Hancock Advisers, LLC dated September 19, 2005.##########

99.(d).13  Investment  Management  Contract between John Hancock Capital Series on behalf of John Hancock International Classic Value Fund and John Hancock Advisers, LLC dated February 28, 2006.+

99.(d).14  Sub-Investment  Management  Contract  between John  Hancock  Capital
           Series on behalf of John Hancock International Classic Value Fund, John Hancock Advisers, LLC and Pzena Investment Management, LLC dated February 28, 2006.+

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. (formerly named John Hancock Broker Distribution Services, Inc.) and the Registrant dated August 1, 1991.*

99.(e).1 Amendment No. 1 to Distribution Agreement with Registrant and John Hancock Broker Distribution Services, Inc. dated October 1, 1993.*

99.(e).2 Form of Soliciting Dealer Agreement between John Hancock Funds, LLC and Selected Dealers.#########

99.(e).3 Form of Financial Institution Sales and Service Agreement between John Hancock Funds, Inc. and the John Hancock funds.*

99.(e).4 Amendment to Distribution Agreement between Registrant and John Hancock Funds, Inc. dated August 30, 1996.***

99.(e).5 Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock U.S. Global Leaders Growth Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective May 13, 2002.#

99.(e).6 Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock Classic Value Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective November 8, 2002.###

99.(e).7 Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock Large Cap Select Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective August 5, 2003.#####

99.(e).8 Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock Allocation Growth + Value Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective September 19, 2005.###########

99.(e).9 Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock Allocation Core Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective September 19, 2005.###########

99.(e).10 Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock International Classic Value Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective February 28, 2006.+

99.(e).11  Form  of  the   Amendment  to  John  Hancock   Funds,   LLC  Selling
           Agreement.############

99.(f)     Bonus or Profit Sharing Contracts. Not Applicable.

99.(g) Custodian Agreements. Custody Agreement between John Hancock Mutual Funds and Bank of New York dated September 10, 2001.******

99.(g).1   Amendment to Custody Agreement (Schedule II).#####

99.(g).2 Amendments to Custody Agreement (Allocation Core and Allocation Growth + Value) dated September 19, 2005.###########

99.(g).3 Amendment to Custody Agreement (International Classic Value) dated February 28, 2006.+

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998.****

99.(h).1   Accounting  and  Legal  Services   Agreement  between  John  Hancock
           Advisers, Inc. and Registrant as of January 1, 1996.**

99.(h).2 Pursuant to Section 11.01 of The Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998, the Registrant has established a new series named John Hancock U.S. Global Leaders Growth Fund and wants to retain services under such agreement.#

99.(h).3 Pursuant to Section 11.01 of The Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998, the Registrant has established a new series named John Hancock Classic Value Fund and wants to retain services under such agreement.###

99.(h).4 Pursuant to Section 11.01 of The Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998, the Registrant has established a new series named John Hancock Large Cap Select Fund and wants to retain services under such agreement.#####

99.(h).5 Amendment to the Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. effective July 1, 2003.#######

99.(h).6 Amendment to Amended and Restated Master Transfer Agency and Services Agreement.#########

99.(h).7 Amendments to Amended and Restated Master Transfer Agency and Services Agreement (Allocation Core and Allocation Growth + Value Funds) dated September 19, 2005.###########

99.(h).8 Amendment to Amended and Restated Master Transfer Agency and Services Agreement (International Classic Value) dated February 28, 2006.+

99.(h).9 Amendment to Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of April 1, 2005.+

99.(i)     Legal Opinion.+

99.(j)     N/A

99.(k)     Omitted Financial Statements. Not Applicable.

99.(l)     Initial Capital Agreements. Not Applicable.

99.(m) Rule 12b-1 Plans. Class A and Class B Distribution Plan between John Hancock Core Equity Fund and John Hancock Funds, Inc. dated August 30, 1996.***

99.(m).1 Class C Distribution Plan between John Hancock Core Equity Fund and John Hancock Funds, Inc. dated May 1, 1998.****

99.(m).2 Class A, Class B and Class C Distribution Plan between John Hancock U.S. Global Leaders Growth Fund and John Hancock Funds, LLC dated May 13, 2002.#

99.(m).3 Class A, Class B and Class C Distribution Plan between John Hancock Classic Value Fund and John Hancock Funds, LLC dated November 8, 2002.###

99.(m).4 Class A, Class B and Class C Distribution Plan between John Hancock Large Cap Select Fund and John Hancock Funds, LLC dated August 25, 2003.#####

99.(m).5 Class R Shares Distribution Plan between John Hancock Classic Value Fund and John Hancock Funds, LLC dated August 1, 2003.#####

99.(m).6 Class R Shares Distribution Plan between John Hancock U.S. Global Leaders Growth Fund and John Hancock Funds, LLC dated August 1, 2003.#####

99.(m).7 Class R Shares Service Plan between John Hancock Classic Value Fund and John Hancock Funds, LLC dated August 1, 2003.#####

99.(m).8 Class R Shares Service Plan between John Hancock U.S. Global Leaders Growth Fund and John Hancock Funds, LLC dated August 1, 2003.#####

99.(m).9 Class R Shares Distribution Plan between John Hancock Large Cap Select Fund and John Hancock Funds, LLC dated November 3, 2003.##

99.(m).10  Class R Shares Service Plan between John Hancock Large Cap Select
           Fund and John Hancock Funds, LLC dated November 3, 2003.#####

99.(m).11  Class A, Class B, Class C and Class R Distribution Plans between John
           Hancock Allocation Growth + Value Portfolio and John Hancock Funds, LLC dated September 19, 2005.###########

99.(m).12  Class A, Class B, Class C and Class R Distribution Plans between John
           Hancock  Allocation Core Portfolio and John Hancock Funds,
           LLC dated September 19, 2005.###########

99.(m).13  Class R Shares Service Plan between John Hancock Allocation Growth &
           Value Portfolio and John Hancock Funds, LLC dated
           September 19, 2005.###########

99.(m).14  Class R Shares  Service Plan between  John Hancock  Allocation  Core
           Portfolio  and  John  Hancock   Funds,   LLC  dated   September  19,
           2005.###########

99.(m).15  Class A,  Class B,  and  Class C  Distribution  Plans  between  John
           Hancock International Classic Value Fund and John Hancock Funds, LLC dated February 28, 2006.+

99.(n) Rule 18f-3 Plan. John Hancock Funds Class A, Class B, Class C and Class I Multiple Class Plan pursuant to Rule 18f-3 for
           Registrant.#########

99.(n).1 John Hancock Funds Class A, Class B, Class C, Class I and Class R Multiple Class Plan pursuant to Rule 18f03 for Registrant.#########

99.(p) Code of Ethics. John Hancock Funds, Inc. and Independence Investment Associates, Inc.*****

99.(p).1 Code of Ethics. John Hancock Advisers, LLC, Sovereign Asset Management LLC and each John Hancock fund dated May 1,
           2005.############

99.(p).2   Code of Ethics. Pzena Investment Management LLC.###

99.(p).3 Code of Ethics. Addendum to Amended and Restated Code of Ethics of Pzena Investment Management, LLC.#####

99.(p).4   Code of Ethics. Shay Assets Management, Inc.####

99.(p).5   Code of Ethics. Sustainable Growth Advisers, L.P.########

99.(p).6 Code of Ethics. Independent Directors/Trustees of the John Hancock Funds.+

* Previously filed electronically with Registration Statement and/or post-effective amendment no. 44 file nos. 811-1677 and 2-29502 on April 26, 1995, accession number 0000950146-95-000180.

** Previously filed electronically with Registration Statement and/or post-effective amendment no. 46 file nos. 811-1677 and 2-29502 on June 14, 1996, accession number 0001010521-96-000095.

*** Previously filed electronically with Registration Statement and/or post-effective amendment no. 48 file nos. 811-1677 and 2-29502 on February 27, 1997, accession number 0001010521-97-000229.

**** Previously filed electronically with Registration Statement and/or post-effective amendment no. 52 file nos. 811-1677 and 2-29502 on February 22, 1999, accession number 0001010521-99-000135.

***** Previously filed electronically with Registration Statement and/or post-effective amendment no. 55 file nos. 811-1677 and 2-29502 on April 27, 2000, accession number 0001010521-00-000251.

****** Previously filed electronically with Registration Statement and/or post-effective amendment no. 58 file nos. 811-1677 and 2-29502 on December 27, 2001, accession number 0001010521-01-000304.

# Previously filed electronically with Registration Statement and/or post-effective amendment no. 61 file nos. 811-1677 and 2-29502 on April 3, 2002, accession number 0001010521-02-000150.

## Previously filed electronically with Registration Statement and/or post-effective amendment no. 63 file nos. 811-1677 and 2-29502 on September 3, 2002, accession number 0001010521-02-000293.

### Previously filed electronically with Registration Statement and/or post-effective amendment no. 64 file nos. 811-1677 and 2-29502 on February 28, 2003, accession number 0001010521-03-000101.

#### Previously filed electronically with Registration Statement and/or post-effective amendment no. 66 file nos. 811-1677 and 2-29502 on May 21, 2003, accession number 0001010521-03-000148.

##### Previously filed electronically with Registration Statement and/or post-effective amendment no. 67 file nos. 811-1677 and 2-29502 on August 5, 2003, accession number 0001010521-03-000255.

###### Previously filed electronically with Registration Statement and/or post-effective amendment no. 69 file nos. 811-1677 and 2-29502 on August 29, 2003, accession number 0001010521-03-000304.

####### Previously filed electronically with Registration Statement and/or post-effective amendment no. 70 file nos. 811-1677 and 2-29502 on November 3, 2003, accession number 0001010521-03-000344.

######## Previously filed electronically with Registration Statement and/or post-effective amendment no. 71 file nos. 811-1677 and 2-29502 on March 1, 2004, accession number 0001010521-04-000070.

#########  Previously filed electronically with Registration Statement and/or post-effective amendment no. 73 file nos. 811-1677 and 2-29502 on May 2, 2005, accession number 0001010521-05-000150.

########## Previously filed electronically with Registration Statement and/or post-effective amendment no. 74 file nos. 811-1677 and 2-29502 on May 2, 2005, accession number 0001010521-05-000233.

########### Previously filed electronically with Registration Statement and/or post-effective amendment no. 75 file nos. 811-1677 and 2-29502 on December 14, 2005, accession number 0001010521-05-000513.

############Previously filed  electronically with Registration  Statement and/or post-effective amendment no. 76 file nos. 811-1677 and 2-29502 on March 1, 2006, accession number 0001010521-05-000156.

+          Filed herewith.